UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2016

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global High Income Fund

Portfolio of Investments

June 30, 2016 (unaudited)

Company		Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 48.1%
Industrial - 41.2%
Basic - 2.9%
AK Steel Corp.
7.625%, 10/01/21	U.S.$	556	$504,570
Aleris International, Inc.
7.875%, 11/01/20		664	587,640
Anglo American Capital PLC
4.125%, 4/15/21 (a)		200	189,000
4.875%, 5/14/25 (a)(b)		1,264	1,200,800
ArcelorMittal
6.125%, 6/01/25		742	738,290
8.00%, 10/15/39 (b)		1,141	1,106,770
Ashland, Inc.
4.75%, 8/15/22		501	498,495
Cliffs Natural Resources, Inc.
8.25%, 3/31/20 (a)		1,111	1,113,777
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		2,100	1,974,000
Constellium NV
5.75%, 5/15/24 (a)		400	315,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		867	868,838
6.75%, 2/01/22		1,197	1,173,435
Freeport-McMoRan, Inc.
5.40%, 11/14/34		629	500,055
5.45%, 3/15/43		1,217	976,642
Ineos Finance PLC
4.00%, 5/01/23 (a)	EUR	790	840,810
INEOS Group Holdings SA
5.75%, 2/15/19 (a)		322	358,233
5.875%, 2/15/19 (a)	U.S.$	538	537,328
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)		2,410	2,494,350
Lundin Mining Corp.
7.50%, 11/01/20 (a)		396	403,920
7.875%, 11/01/22 (a)		837	855,832
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (c)(d)(e)		2,857	114,280
Momentive Performance Materials, Inc.
3.88%, 10/24/21		1,772	1,406,525
8.875%, 10/15/20 (c)(f)(g)		1,772	0	^
Novelis, Inc.
8.75%, 12/15/20		1,663	1,733,677
Peabody Energy Corp.
6.00%, 11/15/18 (c)(d)		3,891	503,398
PQ Corp.
6.75%, 11/15/22 (a)		753	785,003
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)		2,064	2,154,300
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		238	278,163

Company		Principal Amount (000)	U.S. $ Value
SPCM SA
6.00%, 1/15/22 (a)	U.S.$	400	404,000
Steel Dynamics, Inc.
5.25%, 4/15/23		587	598,740
6.125%, 8/15/19		225	232,875
6.375%, 8/15/22		532	558,600
Teck Resources Ltd.
3.75%, 2/01/23		650	494,000
4.50%, 1/15/21 (b)		386	335,820
5.20%, 3/01/42		827	541,685
5.40%, 2/01/43		1,658	1,085,990
6.25%, 7/15/41		238	168,980
8.00%, 6/01/21 (a)		50	51,500
8.50%, 6/01/24 (a)		71	73,663
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		2,579	1,856,880
9.75%, 12/01/17		876	876,000
United States Steel Corp.
8.375%, 7/01/21 (a)		932	978,600
W.R. Grace & Co.-Conn
5.625%, 10/01/24 (a)		386	395,650

			32,866,114

Capital Goods - 3.3%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)		1,194	1,053,705
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (a)		560	579,600
Apex Tool Group LLC
7.00%, 2/01/21 (a)		1,225	1,056,562
Ardagh Finance Holdings SA
8.625%, 6/15/19 (a)(h)		405	408,685
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21 (a)(b)		2,680	2,659,900
7.25%, 5/15/24 (a)		2,150	2,194,344
Ashtead Capital, Inc.
5.625%, 10/01/24 (a)		456	458,280
Berry Plastics Corp.
5.50%, 5/15/22		409	418,714
6.00%, 10/15/22		233	240,864
Bombardier, Inc.
5.75%, 3/15/22 (a)		1,250	1,062,500
6.00%, 10/15/22 (a)		457	390,735
6.125%, 1/15/23 (a)		302	257,455
7.50%, 3/15/25 (a)		418	361,570
7.75%, 3/15/20 (a)		1,266	1,243,845
EnPro Industries, Inc.
5.875%, 9/15/22		970	974,850
Gardner Denver, Inc.
6.875%, 8/15/21 (a)		1,297	1,177,027

Company		Principal Amount (000)	U.S. $ Value
GFL Environmental, Inc.
7.875%, 4/01/20 (a)	U.S.$	309	310,545
9.875%, 2/01/21 (a)		2,234	2,379,210
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.
7.75%, 6/01/24 (a)		2,235	2,179,125
KLX, Inc.
5.875%, 12/01/22 (a)		1,621	1,588,580
Masco Corp.
5.95%, 3/15/22		405	452,843
Pactiv LLC
7.95%, 12/15/25		1,110	1,151,625
8.375%, 4/15/27		234	245,700
Plastipak Holdings, Inc.
6.50%, 10/01/21 (a)		846	862,920
Rexam PLC
6.75%, 6/29/67 (a)	EUR	1,725	1,910,107
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)	U.S.$	1,012	1,024,650
7.00%, 7/15/24 (a)		1,040	1,070,680
9.875%, 8/15/19		281	290,133
Sealed Air Corp.
6.875%, 7/15/33 (a)		1,295	1,372,700
SIG Combibloc Holdings SCA
7.75%, 2/15/23 (a)	EUR	682	796,887
Standard Industries, Inc./NJ
6.00%, 10/15/25 (a)	U.S.$	977	1,025,850
Terex Corp.
6.00%, 5/15/21		105	105,131
Textron Financial Corp.
6.00%, 2/15/67 (a)		575	350,750
TransDigm, Inc.
6.375%, 6/15/26 (a)		2,335	2,329,162
6.50%, 7/15/24		462	468,644
United Rentals North America, Inc.
5.50%, 7/15/25		789	777,165
5.75%, 11/15/24		2,058	2,073,435
5.875%, 9/15/26		225	223,313

			37,527,791

Communications - Media - 5.5%
Altice Financing SA
6.625%, 2/15/23 (a)		2,892	2,848,620
7.50%, 5/15/26 (a)		1,582	1,550,360
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	1,086	1,541,098
CCO Holdings LLC/CCO Holdings Capital Corp.
5.375%, 5/01/25 (a)	U.S.$	128	129,920
5.50%, 5/01/26 (a)		1,012	1,027,180
5.75%, 1/15/24		166	174,698
5.875%, 4/01/24-5/01/27 (a)		877	907,393

Company		Principal Amount (000)	U.S. $ Value
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)	U.S.$	1,891	1,801,177
6.375%, 9/15/20 (a)		426	433,157
7.75%, 7/15/25 (a)		861	897,593
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		555	534,188
Series B
6.50%, 11/15/22		2,499	2,499,000
CSC Holdings LLC
5.25%, 6/01/24		2,467	2,244,970
DISH DBS Corp.
5.875%, 11/15/24		3,394	3,156,420
Gray Television, Inc.
5.875%, 7/15/26 (a)		993	995,483
Hughes Satellite Systems Corp.
7.625%, 6/15/21		2,129	2,291,070
iHeartCommunications, Inc.
6.875%, 6/15/18		2,299	1,609,300
9.00%, 12/15/19		407	305,250
10.00%, 1/15/18		633	325,995
14.00% (12.00% Cash and 2.00% PIK), 2/01/21 (h)		601	214,784
Intelsat Jackson Holdings SA
5.50%, 8/01/23		1,330	844,550
8.00%, 2/15/24 (a)		863	850,055
Intelsat Luxembourg SA
7.75%, 6/01/21		1,788	438,060
LGE HoldCo VI BV
7.125%, 5/15/24 (a)	EUR	968	1,184,347
Liberty Interactive LLC
3.75%, 2/15/30 (i)	U.S.$	884	511,544
Match Group, Inc.
6.375%, 6/01/24 (a)		418	434,720
McClatchy Co. (The)
9.00%, 12/15/22 (b)		958	934,050
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (a)		1,456	1,506,960
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		2,168	2,265,560
Neptune Finco Corp.
10.125%, 1/15/23 (a)		565	631,388
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		1,099	1,147,081
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		599	610,980
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 2/15/22		648	657,720
5.875%, 3/15/25		557	573,710

Company		Principal Amount (000)	U.S. $ Value
Radio One, Inc.
7.375%, 4/15/22 (a)	U.S.$	1,400	1,337,000
9.25%, 2/15/20 (a)		1,761	1,558,485
RR Donnelley & Sons Co.
7.25%, 5/15/18		1,268	1,347,250
Sinclair Television Group, Inc.
5.625%, 8/01/24 (a)		1,500	1,533,750
6.125%, 10/01/22		1,487	1,535,327
TEGNA, Inc.
4.875%, 9/15/21 (a)		284	291,100
5.50%, 9/15/24 (a)		162	166,860
6.375%, 10/15/23		718	762,875
Time, Inc.
5.75%, 4/15/22 (a)		1,486	1,396,840
Townsquare Media, Inc.
6.50%, 4/01/23 (a)		976	963,800
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 1/15/25 (a)		1,078	1,056,440
6.25%, 1/15/29 (a)	EUR	496	609,608
Univision Communications, Inc.
5.125%, 2/15/25 (a)	U.S.$	1,064	1,052,030
6.75%, 9/15/22 (a)		1,561	1,646,855
8.50%, 5/15/21 (a)		342	357,390
UPCB Finance V Ltd.
7.25%, 11/15/21 (a)		432	450,360
UPCB Finance VI Ltd.
6.875%, 1/15/22 (a)		558	580,320
Virgin Media Finance PLC
4.875%, 2/15/22		1,347	1,128,112
5.25%, 2/15/22		900	767,250
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (a)	GBP	423	551,856
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a)(h)	U.S.$	251	252,054
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 7/15/19		3,201	3,313,035
13.375%, 10/15/19		426	452,625
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)		634	611,810

			61,801,413

Communications - Telecommunications - 3.7%
Altice Luxembourg SA
7.25%, 5/15/22 (a)	EUR	1,332	1,487,426
7.75%, 5/15/22 (a)	U.S.$	1,339	1,352,390
CenturyLink, Inc.
Series W
6.75%, 12/01/23		437	429,353
Cincinnati Bell, Inc.
8.375%, 10/15/20		185	192,938

Company		Principal Amount (000)	U.S. $ Value
Columbus International, Inc.
7.375%, 3/30/21 (a)	U.S.$	2,342	2,444,345
CommScope Technologies Finance LLC
6.00%, 6/15/25 (a)		518	530,950
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		1,345	1,365,175
8.25%, 10/15/23		2,912	2,953,875
Embarq Corp.
7.995%, 6/01/36		932	933,165
Frontier Communications Corp.
6.25%, 9/15/21		373	351,650
7.125%, 1/15/23		11	9,845
7.625%, 4/15/24		2,853	2,524,905
7.875%, 1/15/27		834	692,220
9.00%, 8/15/31		450	395,719
10.50%, 9/15/22		4	4,233
11.00%, 9/15/25		326	337,410
InterXion Holding NV
6.00%, 7/15/20 (a)	EUR	2,601	3,020,103
Level 3 Financing, Inc.
5.375%, 1/15/24	U.S.$	478	479,792
6.125%, 1/15/21		596	621,026
Numericable-SFR SA
5.375%, 5/15/22 (a)	EUR	264	296,958
5.625%, 5/15/24 (a)		386	430,874
6.00%, 5/15/22 (a)	U.S.$	1,610	1,565,725
7.375%, 5/01/26 (a)		330	326,288
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		454	455,961
Sprint Capital Corp.
6.875%, 11/15/28		7	5,495
8.75%, 3/15/32		375	320,625
Sprint Communications, Inc.
6.00%, 11/15/22		700	550,830
Sprint Corp.
7.125%, 6/15/24		520	414,700
7.625%, 2/15/25		1,537	1,216,151
7.875%, 9/15/23		1,320	1,079,100
T-Mobile USA, Inc.
6.00%, 3/01/23		743	769,005
6.375%, 3/01/25		655	684,475
6.542%, 4/28/20		183	188,719
6.625%, 11/15/20		311	320,719
6.731%, 4/28/22		128	134,598
6.836%, 4/28/23		774	817,537
Telecom Italia Capital SA
7.20%, 7/18/36		483	483,604
7.721%, 6/04/38		1,700	1,768,000
Telecom Italia SpA/Milano
5.303%, 5/30/24 (a)		1,002	999,495
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		1,084	1,127,360
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		1,029	1,008,420

Company		Principal Amount (000)	U.S. $ Value
7.375%, 4/23/21 (a)	U.S.$	2,214	2,108,835
Windstream Services LLC
6.375%, 8/01/23		982	824,880
7.75%, 10/01/21		1,715	1,616,387
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		917	930,755
6.375%, 5/15/25		1,187	1,210,740

			41,782,756

Consumer Cyclical - Automotive - 1.6%
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (b)		2,285	2,216,450
Dana Financing Luxembourg Sarl
6.50%, 6/01/26 (a)		1,199	1,167,526
Dana Holding Corp.
6.00%, 9/15/23		833	845,495
Exide Technologies
Series AI
7.00%, 4/30/25 (f)(h)(i)(j)		3,974	2,841,502
11.00%, 4/30/20 (g)(h)		4,776	3,772,713
Gates Global LLC/Gates Global Co.
5.75%, 7/15/22 (a)	EUR	125	115,680
6.00%, 7/15/22 (a)	U.S.$	1,631	1,427,125
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28		400	434,000
8.75%, 8/15/20		112	132,440
Meritor, Inc.
6.25%, 2/15/24		1,093	934,515
6.75%, 6/15/21		925	864,875
Navistar International Corp.
8.25%, 11/01/21		1,836	1,289,790
Schaeffler Holding Finance BV
6.75%, 11/15/22 (a)(h)		611	672,540
ZF North America Capital, Inc.
4.75%, 4/29/25 (a)		1,153	1,168,127

			17,882,778

Consumer Cyclical - Entertainment - 0.6%
AMC Entertainment, Inc.
5.75%, 6/15/25		1,115	1,109,425
Carlson Travel Holdings, Inc.
7.50% (7.50% Cash or 8.25% PIK), 8/15/19 (a)(h)		1,107	1,057,185
Carlson Wagonlit BV
6.875%, 6/15/19 (a)		1,026	1,063,192
ClubCorp Club Operations, Inc.
8.25%, 12/15/23 (a)		546	543,270
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		740	770,525
Pinnacle Entertainment, Inc.
5.625%, 5/01/24 (a)		829	826,928

Company		Principal Amount (000)	U.S. $ Value
Regal Entertainment Group
5.75%, 6/15/23-2/01/25	U.S.$	1,624	1,623,580

			6,994,105

Consumer Cyclical - Other - 3.1%
Beazer Homes USA, Inc.
5.75%, 6/15/19 (b)		1,690	1,537,900
7.50%, 9/15/21		1,307	1,130,555
Boyd Gaming Corp.
6.375%, 4/01/26 (a)		388	405,460
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18 (c)(d)		700	278,250
11.25%, 6/01/17 (c)(d)		435	401,288
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20		1,260	1,263,150
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22		1,017	945,810
CalAtlantic Group, Inc.
6.625%, 5/01/20		1,332	1,461,870
8.375%, 5/15/18		500	548,125
10.75%, 9/15/16		528	536,712
Cirsa Funding Luxembourg SA
5.75%, 5/15/21 (a)	EUR	396	449,507
Eldorado Resorts, Inc.
7.00%, 8/01/23	U.S.$	798	827,925
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26		404	416,120
International Game Technology PLC
6.25%, 2/15/22 (a)		2,050	2,083,312
6.50%, 2/15/25 (a)		1,745	1,758,087
Isle of Capri Casinos, Inc.
5.875%, 3/15/21		41	42,538
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		2,257	1,625,040
7.25%, 10/15/20 (a)		528	456,720
KB Home
4.75%, 5/15/19		1,121	1,123,802
7.00%, 12/15/21		536	538,680
7.50%, 9/15/22		494	508,820
9.10%, 9/15/17		700	745,500
MDC Holdings, Inc.
5.50%, 1/15/24		150	148,500
6.00%, 1/15/43		3,220	2,471,350
Meritage Homes Corp.
6.00%, 6/01/25		1,895	1,904,475
7.00%, 4/01/22		1,012	1,092,960
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.
5.625%, 5/01/24 (a)		311	328,883
New Cotai LLC/New Cotai Capital Corp.
10.625%, 5/01/19 (a)(h)		1,452	896,484

Company		Principal Amount (000)	U.S. $ Value
PulteGroup, Inc.
6.00%, 2/15/35	U.S.$	500	497,500
6.375%, 5/15/33		385	399,438
7.875%, 6/15/32		1,400	1,585,500
Safari Holding Verwaltungs GmbH
8.25%, 2/15/21 (a)	EUR	368	426,480
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)	U.S.$	420	415,800
6.125%, 4/01/25 (a)		830	825,850
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/01/24 (a)		2,266	2,209,350
5.875%, 4/15/23 (a)		875	879,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)(b)		785	759,487
Wynn Macau Ltd.
5.25%, 10/15/21 (a)		1,265	1,230,592

			35,157,195

Consumer Cyclical - Restaurants - 0.3%
1011778 BC ULC/New Red Finance, Inc.
6.00%, 4/01/22 (a)		1,991	2,065,045
Pizzaexpress Financing 1 PLC
8.625%, 8/01/22 (a)	GBP	198	239,732
Pizzaexpress Financing 2 PLC
6.625%, 8/01/21 (a)		692	863,500

			3,168,277

Consumer Cyclical - Retailers - 2.0%
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)	U.S.$	1,663	1,459,282
Argos Merger Sub, Inc.
7.125%, 3/15/23 (a)		2,426	2,498,780
Brighthouse Group PLC
7.875%, 5/15/18 (a)(b)	GBP	762	912,109
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	1,651	1,675,765
Dufry Finance SCA
4.50%, 8/01/23 (a)	EUR	1,208	1,397,553
Group 1 Automotive, Inc.
5.00%, 6/01/22	U.S.$	372	366,420
JC Penney Corp., Inc.
5.875%, 7/01/23 (a)		26	26,163
6.375%, 10/15/36		421	318,781
7.40%, 4/01/37		600	480,000
L Brands, Inc.
6.875%, 11/01/35		230	232,875
6.90%, 7/15/17		893	947,026
6.95%, 3/01/33		500	496,250
7.60%, 7/15/37		1,000	1,037,500
Levi Strauss & Co.
5.00%, 5/01/25		1,380	1,386,900

Company		Principal Amount (000)	U.S. $ Value
Murphy Oil USA, Inc.
6.00%, 8/15/23	U.S.$	716	741,060
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(h)		2,504	1,903,040
New Look Secured Issuer PLC
6.50%, 7/01/22 (a)	GBP	418	511,222
Rite Aid Corp.
6.125%, 4/01/23 (a)	U.S.$	2,029	2,165,957
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		1,779	1,843,489
Serta Simmons Bedding LLC
8.125%, 10/01/20 (a)		898	923,818
Sonic Automotive, Inc.
5.00%, 5/15/23		1,133	1,110,340
Wolverine World Wide, Inc.
6.125%, 10/15/20		501	519,161

			22,953,491

Consumer Non-Cyclical - 7.2%
Acadia Healthcare Co., Inc.
6.50%, 3/01/24 (a)		232	235,480
Air Medical Merger Sub Corp.
6.375%, 5/15/23 (a)		1,985	1,885,750
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
6.625%, 6/15/24 (a)		1,645	1,698,462
Alere, Inc.
6.375%, 7/01/23 (a)		392	408,660
7.25%, 7/01/18		765	785,081
Amsurg Corp.
5.625%, 7/15/22		1,009	1,036,747
Aramark Services, Inc.
5.125%, 1/15/24		274	279,480
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (a)(h)		2,117	1,397,220
9.25%, 2/15/19 (a)		1,171	1,018,770
Boparan Finance PLC
5.25%, 7/15/19 (a)(b)	GBP	588	733,852
5.50%, 7/15/21 (a)		1,725	2,003,615
Care UK Health & Social Care PLC
5.588% (LIBOR 3 Month + 5.00%), 7/15/19 (a)(k)		268	292,555
8.088% (LIBOR 3 Month + 7.50%), 1/15/20 (a)(k)		400	426,000
Cerba European Lab SAS
7.00%, 2/01/20 (a)	EUR	959	1,102,031
Cerberus Nightingale 1 SARL
8.25%, 2/01/20 (a)		200	226,167
CHS/Community Health Systems, Inc.
6.875%, 2/01/22 (b)	U.S.$	2,694	2,357,250
7.125%, 7/15/20		781	724,057

Company		Principal Amount (000)	U.S. $ Value
Concordia International Corp.
7.00%, 4/15/23 (a)	U.S.$	186	158,565
9.50%, 10/21/22 (a)		2,240	2,088,800
DaVita HealthCare Partners, Inc.
5.00%, 5/01/25		1,835	1,818,944
Endo Finance LLC
5.75%, 1/15/22 (a)		126	113,702
Endo Finance LLC/Endo Finco, Inc.
7.75%, 1/15/22 (a)		332	307,930
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23-2/01/25 (a)		3,990	3,475,650
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		3,247	3,068,415
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	133	173,515
Grifols Worldwide Operations Ltd.
5.25%, 4/01/22	U.S.$	745	758,037
HCA, Inc.
4.25%, 10/15/19		1,475	1,537,687
5.375%, 2/01/25		209	214,225
5.875%, 2/15/26		226	234,475
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		265	270,963
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	1,001	1,156,683
7.00%, 5/15/20 (a)(b)		400	461,656
Horizon Pharma, Inc.
6.625%, 5/01/23 (b)	U.S.$	1,682	1,564,260
HRG Group, Inc.
7.875%, 7/15/19		2,084	2,185,595
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		3,759	3,610,989
IDH Finance PLC
6.00%, 12/01/18 (a)	GBP	355	458,416
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)	U.S.$	506	537,939
10.50%, 11/01/18		2,209	2,197,955
LifePoint Health, Inc.
5.875%, 12/01/23		1,448	1,505,920
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		2,087	1,861,854
5.625%, 10/15/23 (a)		270	251,438
5.75%, 8/01/22 (a)		1,181	1,121,950
Manitowoc Foodservice, Inc.
9.50%, 2/15/24 (a)		662	739,785
MEDNAX, Inc.
5.25%, 12/01/23 (a)		422	427,275
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (a)		1,043	1,095,150
NBTY, Inc.
7.625%, 5/15/21 (a)		2,770	2,773,462

Company		Principal Amount (000)	U.S. $ Value
Post Holdings, Inc.
7.75%, 3/15/24 (a)	U.S.$	605	664,744
8.00%, 7/15/25 (a)		1,024	1,135,360
Quorum Health Corp.
11.625%, 4/15/23 (a)		1,100	1,105,500
R&R Ice Cream PLC
8.25%, 5/15/20 (a)	AUD	720	557,004
R&R PIK PLC
9.25%, 5/15/18 (a)(h)	EUR	1,668	1,854,025
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (e)	U.S.$	413	423,325
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		1,785	1,834,087
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		814	822,140
5.875%, 8/01/21(a)		1,318	1,374,015
6.625%, 8/15/22		346	362,328
Spectrum Brands, Inc.
6.125%, 12/15/24		361	380,855
6.375%, 11/15/20		338	352,788
6.625%, 11/15/22		560	594,300
Sun Products Corp. (The)
7.75%, 3/15/21 (a)		3,407	3,530,504
Surgical Care Affiliates, Inc.
6.00%, 4/01/23 (a)		480	494,400
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	1,525	1,785,449
Synlab Unsecured Bondco PLC
8.25%, 7/01/23 (a)		400	450,558
Tenet Healthcare Corp.
6.00%, 10/01/20	U.S.$	95	100,225
6.75%, 6/15/23 (b)		1,308	1,252,410
6.875%, 11/15/31		3,384	2,728,350
8.125%, 4/01/22		752	770,650
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (a)		230	184,719
5.875%, 5/15/23 (a)		396	319,770
6.125%, 4/15/25 (a)		3,104	2,490,960
7.25%, 7/15/22 (a)		635	544,640
Vizient, Inc.
10.375%, 3/01/24 (a)		404	433,290
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	1,200	1,529,287

			80,858,095

Energy – 5.2%
Antero Resources Corp.
5.625%, 6/01/23	U.S.$	231	224,070
Berry Petroleum Co. LLC
6.375%, 9/15/22 (c)(d)		3,241	1,118,145
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, 4/15/22 (c)(d)		703	140,600

Company		Principal Amount (000)	U.S. $ Value
California Resources Corp.
5.00%, 1/15/20	U.S.$	291	153,503
5.50%, 9/15/21		299	150,995
6.00%, 11/15/24		1,126	551,740
8.00%, 12/15/22 (a)		1,271	902,410
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20		246	249,075
Cenovus Energy, Inc.
4.45%, 9/15/42		822	654,110
6.75%, 11/15/39		67	70,359
CHC Helicopter SA
9.25%, 10/15/20 (c)(d)(g)		6,269	2,789,883
9.375%, 6/01/21 (c)(d)(g)		326	45,682
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24 (a)		1,805	1,853,518
Chesapeake Energy Corp.
3.878% (LIBOR 3 Month + 3.25%), 4/15/19(k)		1,829	1,376,322
6.125%, 2/15/21		349	235,575
7.25%, 12/15/18		382	332,340
Cobalt International Energy, Inc.
2.625%, 12/01/19 (i)		796	298,500
Continental Resources, Inc./OK
3.80%, 6/01/24		96	83,760
4.50%, 4/15/23		232	216,340
4.90%, 6/01/44		212	174,900
5.00%, 9/15/22 (b)		973	951,107
DCP Midstream Operating LP
5.60%, 4/01/44		1,848	1,580,040
Denbury Resources, Inc.
4.625%, 7/15/23		439	283,155
5.50%, 5/01/22		406	274,050
Energy Transfer Equity LP
5.875%, 1/15/24		2,828	2,750,230
7.50%, 10/15/20		309	327,540
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19 (c)(d)		1,100	121,000
Ensco PLC
4.50%, 10/01/24		488	326,960
5.20%, 3/15/25		208	144,560
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		467	280,200
7.75%, 9/01/22		449	273,890
9.375%, 5/01/20		2,884	2,040,430
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		2,976	2,477,520
Golden Energy Offshore Services AS
5.00%, 12/31/17 (e)	NOK	9,162	295,596
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (a)	U.S.$	462	441,210
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20 (g)		1,317	1,323,585
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		1,570	993,025

Company		Principal Amount (000)	U.S. $ Value
Laredo Petroleum, Inc.
5.625%, 1/15/22	U.S.$	198	185,130
7.375%, 5/01/22 (b)		1,112	1,114,780
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (c)(d)		766	128,305
8.625%, 4/15/20 (c)(d)		802	137,343
Newfield Exploration Co.
5.625%, 7/01/24		646	646,000
Noble Holding International Ltd.
3.95%, 3/15/22		525	365,531
6.95%, 4/01/25 (l)		274	218,515
7.95%, 4/01/45		743	521,958
Northern Oil and Gas, Inc.
8.00%, 6/01/20		819	618,345
Oasis Petroleum, Inc.
6.50%, 11/01/21		128	116,800
6.875%, 3/15/22 (b)		1,641	1,515,874
6.875%, 1/15/23		178	161,980
Pacific Drilling SA
5.375%, 6/01/20 (a)		2,442	732,600
Paragon Offshore PLC
6.75%, 7/15/22 (a)(c)(d)		933	279,900
7.25%, 8/15/24 (a)(c)(d)		3,719	1,115,700
PHI, Inc.
5.25%, 3/15/19		1,567	1,449,475
Precision Drilling Corp.
6.50%, 12/15/21		738	662,355
QEP Resources, Inc.
5.25%, 5/01/23		1,248	1,148,160
6.875%, 3/01/21		1,225	1,237,250
Range Resources Corp.
5.00%, 3/15/23 (b)		928	870,000
Sabine Pass Liquefaction LLC
5.75%, 5/15/24		424	420,820
5.875%, 6/30/26 (a)		578	580,167
6.25%, 3/15/22		675	693,562
Sabine Pass LNG LP
6.50%, 11/01/20		757	787,753
Sanchez Energy Corp.
6.125%, 1/15/23		851	657,397
SandRidge Energy, Inc.
7.50%, 2/15/23 (c)(d)		865	52,981
8.125%, 10/15/22 (c)(d)		2,076	119,370
8.75%, 6/01/20 (a)(c)(d)		800	328,000
Seitel, Inc.
9.50%, 4/15/19		597	410,438
SM Energy Co.
5.00%, 1/15/24		635	542,925
5.625%, 6/01/25		638	548,680
6.50%, 1/01/23		474	440,820
Southern Star Central Corp.
5.125%, 7/15/22 (a)		1,200	1,170,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.75%, 3/15/24 (a)		991	1,015,775
6.875%, 2/01/21		960	976,800

Company		Principal Amount (000)	U.S. $ Value
Tervita Corp.
8.00%, 11/15/18 (e)	U.S.$	2,086	1,992,130
9.75%, 11/01/19 (e)		1,364	361,460
10.875%, 2/15/18 (e)		5,616	1,488,240
Transocean, Inc.
5.05%, 10/15/22 (m)		425	300,688
6.50%, 11/15/20		86	76,428
6.80%, 3/15/38		2,768	1,806,120
Vantage Drilling International
7.125%, 4/01/23 (c)(f)(j)		1,283	0	^
7.50%, 11/01/19 (c)(f)(j)		2,176	0	^
10.00%, 12/31/20 (j)		105	97,650
Weatherford International Ltd./Bermuda
4.50%, 4/15/22		115	98,613
5.95%, 4/15/42		594	421,740
6.50%, 8/01/36		752	539,560
6.75%, 9/15/40		849	628,260
7.00%, 3/15/38		600	444,000
Whiting Petroleum Corp.
1.25%, 4/01/20 (i)		542	428,858
5.00%, 3/15/19		339	311,880
WPX Energy, Inc.
5.25%, 9/15/24		1,428	1,256,640
8.25%, 8/01/23		187	187,468

			58,917,149

Other Industrial - 1.2%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		945	765,450
9.00%, 10/15/18 (a)	EUR	633	565,490
B456 Systems, Inc.
3.75%, 4/15/16 (c)(i)(j)(n)	U.S.$	955	9,550
Belden, Inc.
5.25%, 7/15/24 (a)		793	767,227
Briggs & Stratton Corp.
6.875%, 12/15/20		398	433,820
General Cable Corp.
4.50%, 11/15/29 (i)(m)		1,158	663,679
5.75%, 10/01/22		1,460	1,343,200
Laureate Education, Inc.
9.25%, 9/01/19 (a)		2,984	2,611,000
Liberty Tire Recycling LLC
11.00%, 3/31/21 (e)(f)(h)		1,383	1,172,142
Modular Space Corp.
10.25%, 1/31/19 (a)		1,068	512,640
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		1,358	1,259,545
12.00%, 3/15/18 (h)		1,405	1,450,920
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)		1,971	1,966,072

			13,520,735

Company		Principal Amount (000)	U.S. $ Value
Services - 0.6%
APX Group, Inc.
6.375%, 12/01/19	U.S.$	469	464,310
7.875%, 12/01/22 (a)		959	966,193
8.75%, 12/01/20		648	594,540
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		3,221	3,414,260
Service Corp. International/US
7.50%, 4/01/27		1,500	1,740,000

			7,179,303

Technology - 2.7%
Alcatel-Lucent USA, Inc.
6.45%, 3/15/29		835	870,487
Amkor Technology, Inc.
6.375%, 10/01/22		2,681	2,580,462
Avaya, Inc.
7.00%, 4/01/19 (a)		2,558	1,828,970
10.50%, 3/01/21 (a)		831	186,975
Blackboard, Inc.
7.75%, 11/15/19 (a)		544	456,960
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		3,076	2,307,000
BMC Software, Inc.
7.25%, 6/01/18		66	62,700
CDW LLC/CDW Finance Corp.
5.00%, 9/01/23		740	745,173
5.50%, 12/01/24		450	464,625
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		897	892,515
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (a)		411	172,620
CPI International, Inc.
8.75%, 2/15/18		961	956,195
Dell, Inc.
6.50%, 4/15/38		1,345	1,123,075
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (a)		472	492,967
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)		1,311	1,304,445
Ensemble S Merger Sub, Inc.
9.00%, 9/30/23 (a)		1,702	1,680,725
First Data Corp.
6.75%, 11/01/20 (a)		273	285,285
7.00%, 12/01/23 (a)		628	635,850
Goodman Networks, Inc.
12.125%, 7/01/18 (g)		2,020	1,010,000
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a)(h)		1,358	1,201,830

Company		Principal Amount (000)	U.S. $ Value
Infor US, Inc.
6.50%, 5/15/22	U.S.$	1,711	1,615,834
Micron Technology, Inc.
5.25%, 8/01/23-1/15/24 (a)		950	807,561
5.50%, 2/01/25		2,844	2,417,400
Nokia Oyj
6.625%, 5/15/39		527	557,302
NXP BV/NXP Funding LLC
5.75%, 3/15/23 (a)		924	965,580
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		342	347,985
5.375%, 4/15/23 (a)		720	736,200
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		1,089	1,144,811
Syniverse Holdings, Inc.
9.125%, 1/15/19		813	398,370
Western Digital Corp.
10.50%, 4/01/24 (a)		1,760	1,883,200

			30,133,102

Transportation - Airlines - 0.4%
Air Canada
6.75%, 10/01/19 (a)		1,300	1,345,760
8.75%, 4/01/20 (a)		2,074	2,188,070
UAL Pass-Through Trust
Series 2007-1A
6.636%, 7/02/22		1,244	1,315,591

			4,849,421

Transportation - Services - 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		311	281,455
5.50%, 4/01/23 (b)		806	795,925
6.375%, 4/01/24 (a)		460	453,100
Avis Budget Finance PLC
6.00%, 3/01/21 (a)	EUR	1,113	1,269,118
CEVA Group PLC
9.00%, 9/01/21 (a)	U.S.$	1,836	1,441,260
EC Finance PLC
5.125%, 7/15/21 (a)	EUR	836	964,861
Europcar Groupe SA
5.75%, 6/15/22 (a)(b)		670	769,928
Hertz Corp. (The)
5.875%, 10/15/20 (b)	U.S.$	2,191	2,245,775
XPO CNW, Inc.
6.70%, 5/01/34		1,371	904,860
7.25%, 1/15/18		620	623,100

Company		Principal Amount (000)	U.S. $ Value
XPO Logistics, Inc.
6.50%, 6/15/22 (a)	U.S.$	206	196,473

			9,945,855

			465,537,580

Financial Institutions - 5.2%
Banking - 3.0%
Ally Financial, Inc.
8.00%, 11/01/31		1,151	1,349,548
Banco Bilbao Vizcaya Argentaria SA
6.75%, 2/18/20 (a)(o)	EUR	800	759,069
Bank of Ireland
10.00%, 2/12/20 (a)(b)		1,130	1,491,570
Barclays Bank PLC
6.86%, 6/15/32 (a)(o)	U.S.$	166	185,920
7.625%, 11/21/22		1,479	1,591,774
7.70%, 4/25/18 (a)(o)		974	1,014,535
7.75%, 4/10/23		1,437	1,483,703
Barclays PLC
8.00%, 12/15/20 (o)	EUR	263	271,755
BBVA International Preferred SAU
1.384% (EURIBOR 3 Month + 1.65%), 9/22/16 (k)(o)		609	602,847
4.952%, 9/20/16 (a)(b)(o)		1,650	1,739,379
Citigroup, Inc.
5.95%, 1/30/23 (o)	U.S.$	2,689	2,657,068
Credit Agricole SA
7.589%, 1/30/20 (o)	GBP	1,000	1,424,437
8.125%, 12/23/25 (a)(o)	U.S.$	1,461	1,461,000
Credit Suisse Group AG
7.50%, 12/11/23 (a)(o)		4,437	4,437,000
Danske Bank A/S
Series E
5.684%, 2/15/17 (o)	GBP	720	958,500
HT1 Funding GmbH
6.352%, 6/30/17 (o)	EUR	1,550	1,720,542
ING Groep NV
6.00%, 4/16/20 (o)	U.S.$	688	634,680
6.50%, 4/16/25 (o)		1,143	1,051,560
Intesa Sanpaolo SpA
5.71%, 1/15/26 (a)		2,690	2,550,432
Lloyds Banking Group PLC
6.413%, 10/01/35 (a)(o)		235	251,450
6.657%, 5/21/37 (a)(o)		98	105,350
7.50%, 6/27/24 (o)		528	516,120
RBS Capital Trust C
Series 385
1.442% (EURIBOR 3 Month + 1.69%), 7/12/16 (k)(o)	EUR	1,250	1,383,811
Royal Bank of Scotland Group PLC
8.00%, 8/10/25 (o)	U.S.$	1,310	1,221,575

Company		Principal Amount (000)	U.S. $ Value
SNS Bank NV
11.25%, 12/31/49 (c)(f)(j)	EUR	620	0	^
Societe Generale SA
8.00%, 9/29/25 (a)(o)	U.S.$	1,124	1,073,420
UBS Group AG
7.00%, 2/19/25 (a)(o)		2,065	2,090,812
Zions Bancorporation
5.65%, 11/15/23		508	510,540

			34,538,397

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (c)		1,690	118,300

Finance - 1.3%
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00 PIK), 4/01/19 (a)(h)		1,651	132,052
Creditcorp
12.00%, 7/15/18 (a)		1,300	494,000
Enova International, Inc.
9.75%, 6/01/21		2,216	1,745,100
ILFC E-Capital Trust II
4.23% (LIBOR 3 Month +1.80%), 12/21/65 (a)(k)		2,000	1,580,000
International Lease Finance Corp.
8.25%, 12/15/20		2,170	2,565,634
8.75%, 3/15/17		282	294,408
8.875%, 9/01/17		280	298,550
Navient Corp.
5.50%, 1/15/19		2,496	2,500,742
5.875%, 3/25/21		572	540,180
6.125%, 3/25/24		250	219,375
7.25%, 1/25/22		377	359,093
8.00%, 3/25/20		233	238,098
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.375%, 2/15/18 (a)(b)		996	1,000,980
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		2,901	2,320,800

			14,289,012

Insurance - 0.4%
Genworth Holdings, Inc.
6.15%, 11/15/66		750	247,500
7.625%, 9/24/21		1,216	1,035,120
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		2,559	2,789,310

			4,071,930

Other Finance - 0.5%
CNG Holdings, Inc.
9.375%, 5/15/20 (a)		601	294,490

Company		Principal Amount (000)	U.S. $ Value
iPayment, Inc.
9.50%, 12/15/19 (a)	U.S.$	2,315	2,268,367
Lincoln Finance Ltd.
6.875%, 4/15/21 (a)	EUR	1,139	1,352,485
7.375%, 4/15/21 (a)	U.S.$	311	321,885
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (a)		778	447,350
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		1,711	650,180

			5,334,757

REITS - 0.0%
VEREIT Operating Partnership LP
4.875%, 6/01/26		302	309,550

			58,661,946

Utility - 1.7%
Electric - 1.7%
AES Corp./VA
4.875%, 5/15/23		1,840	1,817,000
7.375%, 7/01/21		634	714,835
Calpine Corp.
5.50%, 2/01/24		985	950,525
5.75%, 1/15/25		1,388	1,349,830
7.875%, 1/15/23 (a)		152	160,360
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (a)	EUR	1,501	1,649,077
7.125%, 6/01/19 (a)	U.S.$	1,703	1,749,833
DPL, Inc.
6.75%, 10/01/19		465	471,975
Dynegy, Inc.
7.375%, 11/01/22		775	747,875
7.625%, 11/01/24		981	941,760
Emera, Inc.
Series 16-A
6.75%, 6/15/76		1,134	1,149,876
FirstEnergy Corp.
Series C
7.375%, 11/15/31		857	1,063,725
GenOn Energy, Inc.
9.50%, 10/15/18		1,450	1,152,750
NRG Energy, Inc.
7.25%, 5/15/26 (a)		1,791	1,782,045
NRG Yield Operating LLC
5.375%, 8/15/24		843	838,785
Talen Energy Supply LLC
4.60%, 12/15/21		1,475	1,084,125
Texas Competitive/TCEH
11.50%, 10/01/20 (d)		626	212,840
Viridian Group FundCo II Ltd.
7.50%, 3/01/20 (a)	EUR	1,311	1,504,712

			19,341,928

Company		Principal Amount (000)	U.S. $ Value
Total Corporates - Non-Investment Grade (cost $581,114,052)			543,541,454

GOVERNMENTS - TREASURIES - 14.8%
Colombia - 0.3%
Colombian TES
Series B
7.75%, 9/18/30	COP	1,920,400	662,062
10.00%, 7/24/24		8,000,000	3,183,959

			3,846,021

Mexico - 0.5%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	90,000	5,144,348

South Africa - 0.3%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	10,750	730,990
Series R207
7.25%, 1/15/20		43,372	2,865,944
Series R208
6.75%, 3/31/21		490	31,288

			3,628,222

Turkey - 0.5%
Turkey Government Bond
8.30%, 6/20/18	TRY	16,200	5,600,869

United States - 13.2%
U.S. Treasury Bonds
2.75%, 11/15/42 (p)(q)	U.S.$	3,000	3,300,234
3.125%, 2/15/42 (b)(q)		4,000	4,726,564
4.50%, 2/15/36 (p)		2,400	3,456,938
5.00%, 5/15/37 (q)		3,500	5,380,158
5.25%, 2/15/29 (p)		5,750	8,130,408
6.125%, 11/15/27 (p)(q)		2,200	3,247,578
8.125%, 5/15/21 (b)		26,250	35,154,499
U.S. Treasury Notes
0.875%, 4/15/19 (b)		63,074	63,374,611
1.25%, 1/31/20 (b)		12,500	12,682,612
2.25%, 11/15/25 (q)		8,500	9,068,438

			148,522,040

Total Governments - Treasuries (cost $162,938,909)			166,741,500

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.6%
Risk Share Floating Rate - 8.5%
Bellemeade Re II Ltd.
Series 2016-1A, Class B1
12.453% (LIBOR 1 Month + 12.00%), 4/25/26 (a)(k)		283	283,102
Series 2016-1A, Class M2B

Company		Principal Amount (000)	U.S. $ Value
6.953% (LIBOR 1 Month + 6.50%), 4/25/26 (a)(k)	U.S.$	3,572	3,594,492
Bellemeade Re Ltd.
Series 2015-1A, Class M2
4.746% (LIBOR 1 Month + 4.30%), 7/25/25 (a)(k)		1,220	1,229,150
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.603% (LIBOR 1 Month + 7.15%), 7/25/23 (k)		2,350	2,706,673
Series 2013-DN2, Class M2
4.703% (LIBOR 1 Month + 4.25%), 11/25/23 (k)		1,925	1,928,605
Series 2014-DN1, Class M3
4.953% (LIBOR 1 Month + 4.50%), 2/25/24 (k)		1,939	1,986,112
Series 2014-DN2, Class M3
4.053% (LIBOR 1 Month + 3.60%), 4/25/24 (k)		514	497,453
Series 2014-DN3, Class M3
4.453% (LIBOR 1 Month + 4.00%), 8/25/24 (k)		800	797,190
Series 2014-DN4, Class M3
5.003% (LIBOR 1 Month + 4.55%), 10/25/24 (k)		500	509,573
Series 2014-HQ1, Class M3
4.553% (LIBOR 1 Month + 4.10%), 8/25/24 (k)		1,686	1,685,354
Series 2014-HQ2, Class M3
4.203% (LIBOR 1 Month + 3.75%), 9/25/24 (k)		3,710	3,584,507
Series 2014-HQ3, Class M3
5.203% (LIBOR 1 Month + 4.75%), 10/25/24 (k)		5,055	5,167,187
Series 2015-DN1, Class B
11.953% (LIBOR 1 Month + 11.50%), 1/25/25 (k)		524	562,420
Series 2015-DN1, Class M3
4.603% (LIBOR 1 Month + 4.15%), 1/25/25 (k)		1,000	1,038,622
Series 2015-DNA1, Class B
9.653% (LIBOR 1 Month + 9.20%), 10/25/27 (k)		600	656,446
Series 2015-DNA1, Class M3
3.753% (LIBOR 1 Month + 3.30%), 10/25/27 (k)		480	472,862
Series 2015-DNA2, Class B
7.996% (LIBOR 1 Month + 7.55%), 12/25/27 (k)		1,465	1,396,657
Series 2015-DNA3, Class B
9.803% (LIBOR 1 Month + 9.35%), 4/25/28 (k)		1,032	975,320
Series 2015-DNA3, Class M3

Company		Principal Amount (000)	U.S. $ Value
5.153% (LIBOR 1 Month + 4.70%), 4/25/28 (k)	U.S.$	1,184	1,178,841
Series 2015-HQ1, Class B
11.203% (LIBOR 1 Month + 10.75%), 3/25/25 (k)		3,976	3,963,819
Series 2015-HQ1, Class M3
4.253% (LIBOR 1 Month + 3.80%), 3/25/25 (k)		530	547,985
Series 2015-HQA1, Class B
9.253% (LIBOR 1 Month + 8.80%), 3/25/28 (k)		1,015	858,265
Series 2015-HQA1, Class M3
5.153% (LIBOR 1 Month + 4.70%), 3/25/28 (k)		1,455	1,438,883
Series 2015-HQA2, Class M3
5.253% (LIBOR 1 Month + 4.80%), 5/25/28 (k)		490	482,660
Series 2016-DNA1, Class M3
6.003% (LIBOR 1 Month + 5.55%), 7/25/28 (k)		1,555	1,613,561
Series 2016-DNA2, Class B
10.953% (LIBOR 1 Month + 10.50%), 10/25/28 (k)		864	854,898
Series 2016-DNA2, Class M3
5.103% (LIBOR 1 Month + 4.65%), 10/25/28 (k)		811	794,182
Series 2016-DNA3, Class B
11.696% (LIBOR 1 Month + 11.25%), 12/25/28 (k)		2,785	2,765,506
Series 2016-DNA3, Class M3
5.446% (LIBOR 1 Month + 5.00%), 12/25/28 (k)		2,787	2,776,731
Series 2016-HQA1, Class M3
6.803% (LIBOR 1 Month + 6.35%), 9/25/28 (k)		2,603	2,788,183
Series 2016-HQA2, Class B
11.953% (LIBOR 1 Month + 11.50%), 11/25/28 (k)		423	418,737
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
5.703% (LIBOR 1 Month + 5.25%), 10/25/23 (k)		1,451	1,536,198
Series 2014-C01, Class M2
4.853% (LIBOR 1 Month + 4.40%), 1/25/24 (k)		3,991	4,053,862
Series 2014-C02, Class 1M2
3.053% (LIBOR 1 Month + 2.60%), 5/25/24 (k)		490	449,937
Series 2014-C03, Class 1M2
3.453% (LIBOR 1 Month + 3.00%), 7/25/24 (k)		1,147	1,080,623
Series 2014-C04, Class 1M2

Company		Principal Amount (000)	U.S. $ Value
5.353% (LIBOR 1 Month + 4.90%), 11/25/24 (k)	U.S.$	3,900	3,996,947
Series 2014-C04, Class 2M2
5.453% (LIBOR 1 Month + 5.00%), 11/25/24 (k)		672	682,691
Series 2015-C01, Class 1M2
4.753% (LIBOR 1 Month + 4.30%), 2/25/25 (k)		3,936	3,995,218
Series 2015-C01, Class 2M2
5.003% (LIBOR 1 Month + 4.55%), 2/25/25 (k)		2,829	2,906,555
Series 2015-C02, Class 1M2
4.453% (LIBOR 1 Month + 4.00%), 5/25/25 (k)		1,119	1,119,117
Series 2015-C02, Class 2M2
4.453% (LIBOR 1 Month + 4.00%), 5/25/25 (k)		2,095	2,094,336
Series 2015-C03, Class 1M2
5.453% (LIBOR 1 Month + 5.00%), 7/25/25 (k)		3,190	3,214,149
Series 2015-C03, Class 2M2
5.453% (LIBOR 1 Month + 5.00%), 7/25/25 (k)		2,748	2,784,238
Series 2015-C04, Class 1M2
6.153% (LIBOR 1 Month + 5.70%), 4/25/28 (k)		3,342	3,437,949
Series 2015-C04, Class 2M2
6.003% (LIBOR 1 Month + 5.55%), 4/25/28 (k)		1,298	1,325,383
Series 2016-C01, Class 1B
12.203% (LIBOR 1 Month + 11.75%), 8/25/28 (k)		685	737,454
Series 2016-C01, Class 1M2
7.203% (LIBOR 1 Month + 6.75%), 8/25/28 (k)		2,077	2,265,338
Series 2016-C01, Class 2M2
7.403% (LIBOR 1 Month + 6.95%), 8/25/28 (k)		761	829,386
Series 2016-C02, Class 1B
12.703% (LIBOR 1 Month + 12.25%), 9/25/28 (k)		450	496,004
Series 2016-C02, Class 1M2
6.453% (LIBOR 1 Month + 6.00%), 9/25/28 (k)		2,375	2,509,909
Series 2016-C03, Class 1B
12.203% (LIBOR 1 Month + 11.75%), 10/25/28 (k)		374	401,464
Series 2016-C03, Class 1M2
5.753% (LIBOR 1 Month + 5.30%), 10/25/28 (k)		462	470,109
Series 2016-C03, Class 2B
13.203% (LIBOR 1 Month + 12.75%), 10/25/28 (k)		840	895,992
Series 2016-C03, Class 2M2

Company		Principal Amount (000)	U.S. $ Value
6.353% (LIBOR 1 Month + 5.90%), 10/25/28 (k)	U.S.$	2,932	3,042,144
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
5.946% (LIBOR 1 Month + 5.50%), 10/25/25 (a)(k)		1,434	1,391,594
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
5.946% (LIBOR 1 Month + 5.50%), 11/25/25 (e)(k)		621	611,467

			95,882,040

Non-Agency Fixed Rate - 2.8%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		1,206	930,758
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		1,031	771,309
Series 2006-42, Class 1A6
6.00%, 1/25/47		937	751,554
Series 2006-HY12, Class A5
3.456%, 8/25/36		2,049	1,930,825
Series 2006-J1, Class 1A10
5.50%, 2/25/36		1,883	1,548,765
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,179	954,117
Series 2007-13, Class A2
6.00%, 6/25/47		1,493	1,186,194
BCAP LLC Trust
Series 2009-RR13, Class 17A3
5.989%, 4/26/37 (a)		545	434,968
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
3.143%, 5/25/47		404	366,316
Series 2007-4, Class 22A1
4.692%, 6/25/47		1,353	1,195,721
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)		809	624,581
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		772	524,111
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		2,147	1,973,628
Series 2006-AR3, Class 1A2A
3.198%, 6/25/36		1,272	1,204,770
Series 2007-AR4, Class 1A1A
5.32%, 3/25/37		300	266,173
Series 2010-3, Class 2A2
7.063%, 8/25/37 (a)		476	415,252
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		1,506	1,277,565

Company		Principal Amount (000)	U.S. $ Value
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-4, Class 1A39
6.00%, 5/25/37	U.S.$	622	511,414
Series 2007-HY4, Class 1A1
2.774%, 9/25/47		466	400,012
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)		122	81,463
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (a)		623	608,562
Series 2010-13R, Class 1A2
5.50%, 12/26/35 (a)		38	35,858
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		736	629,149
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.447%, 9/25/36		932	737,880
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		828	633,887
IndyMac Index Mortgage Loan Trust
Series 2005-AR15, Class A1
2.803%, 9/25/35		939	781,067
Series 2006-AR37, Class 2A1
4.235%, 2/25/37		661	519,818
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		515	459,738
Series 2007-12, Class 3A22
6.00%, 8/25/37		143	123,178
Residential Accredit Loans, Inc. Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		786	704,805
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		278	221,127
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
2.85%, 9/25/35		1,015	935,876
Series 2006-9, Class 4A1
4.954%, 10/25/36		759	643,757
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-7, Class A4
4.476%, 9/25/36		1,934	1,082,920
Series 2006-9, Class A4
4.919%, 10/25/36		1,921	1,009,990
Series 2007-HY3, Class 4A1
2.735%, 3/25/37		1,726	1,620,470
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		1,610	1,444,250
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.786%, 12/28/37		2,193	1,965,645
Series 2007-AR8, Class A1

Company		Principal Amount (000)	U.S. $ Value
2.816%, 11/25/37	U.S.$	855	754,553

			32,262,026

Non-Agency Floating Rate - 1.3%
Alternative Loan Trust
Series 2007-7T2, Class A3
1.053% (LIBOR 1 Month + 0.60%), 4/25/37 (k)		3,411	1,339,885
Citigroup Mortgage Loan Trust
Series 2005-8, Class 2A2
4.347% (LIBOR 1 Month + 4.80%), 9/25/35 (k)(r)		790	70,438
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
1.053% (LIBOR 1 Month + 0.60%), 8/25/37 (k)		917	641,381
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A6
5.097% (LIBOR 1 Month + 5.55%), 4/25/37 (k)(r)		177	40,576
Series 2007-FA2, Class 1A10
0.703% (LIBOR 1 Month + 0.25%), 4/25/37 (k)		524	232,303
Lehman XS Trust
Series 2007-10H, Class 2AIO
6.543% (LIBOR 1 Month + 7.00%), 7/25/37 (k)(r)		604	164,711
Residential Accredit Loans, Inc. Trust
Series 2006-QS18, Class 2A2
6.097% (LIBOR 1 Month + 6.55%), 12/25/36 (k)(r)		6,039	1,403,590
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
1.937% (12MTA + 1.50%), 8/25/47 (k)		2,025	1,647,872
Wachovia Mortgage Loan Trust Series
Series 2006-ALT1, Class A2
0.633% (LIBOR 1 Month + 0.18%), 1/25/37 (k)		14,210	9,187,815

			14,728,571

Total Collateralized Mortgage Obligations (cost $143,759,699)			142,872,637

CORPORATES - INVESTMENT GRADE - 7.2%
Industrial - 4.2%
Basic - 1.6%
Braskem Finance Ltd.
6.45%, 2/03/24		2,254	2,276,765
7.00%, 5/07/20 (a)		191	203,415
CF Industries, Inc.
7.125%, 5/01/20		900	1,038,416
Georgia-Pacific LLC
8.875%, 5/15/31		1	1,602

Company		Principal Amount (000)	U.S. $ Value
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (a)	U.S.$	272	231,477
Glencore Funding LLC
2.125%, 4/16/18 (a)		104	101,400
4.00%, 4/16/25 (a)		164	145,140
4.625%, 4/29/24 (a)		341	318,835
GTL Trade Finance, Inc.
5.893%, 4/29/24 (a)		2,863	2,524,307
7.25%, 4/16/44 (a)		234	196,560
Minsur SA
6.25%, 2/07/24 (a)		891	872,987
Southern Copper Corp.
7.50%, 7/27/35		3,300	3,645,180
Vale Overseas Ltd.
6.875%, 11/21/36		2,806	2,553,460
WestRock MWV LLC
7.95%, 2/15/31		1,000	1,334,484
Weyerhaeuser Co.
7.375%, 3/15/32		1,790	2,368,172

			17,812,200

Capital Goods - 0.4%
General Electric Co.
Series D
5.00%, 1/21/21 (o)		1,681	1,783,541
Lafarge SA
7.125%, 7/15/36		800	972,195
Owens Corning
7.00%, 12/01/36 (l)		1,340	1,634,870

			4,390,606

Communications - Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25 (a)		1,195	1,306,496
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(o)		1,401	1,444,781
Sirius XM Radio, Inc.
5.25%, 8/15/22 (a)		286	301,015

			3,052,292

Communications - Telecommunications - 0.2%
Qwest Corp.
6.50%, 6/01/17		610	632,113
6.875%, 9/15/33		1,335	1,316,442

			1,948,555

Consumer Cyclical - Other - 0.0%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)		215	212,850

Company		Principal Amount (000)	U.S. $ Value
Consumer Non-Cyclical - 0.1%
BRF SA
4.75%, 5/22/24 (a)	U.S.$	428	424,790
Forest Laboratories LLC
5.00%, 12/15/21 (a)		803	898,664

			1,323,454

Energy - 0.7%
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		1,208	1,064,308
Kinder Morgan, Inc./DE
5.55%, 6/01/45		402	408,463
Series G
7.75%, 1/15/32		328	369,249
7.80%, 8/01/31 (b)		1,066	1,196,164
Marathon Oil Corp.
5.20%, 6/01/45		367	319,489
6.60%, 10/01/37		508	513,548
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		546	533,012
5.50%, 4/15/23		1,193	1,203,608
Vantage Drilling International
10.00%, 12/31/20 (e)		87	80,910
Williams Partners LP
3.35%, 8/15/22		1,391	1,270,126
5.10%, 9/15/45		876	751,320

			7,710,197

Other Industrial - 0.0%
Fresnillo PLC
5.50%, 11/13/23 (a)		306	328,567

Technology - 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.02%, 6/15/26 (a)		1,120	1,167,585
8.35%, 7/15/46 (a)		524	563,357
Freescale Semiconductor, Inc.
6.00%, 1/15/22 (a)		776	818,292
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)		2,350	2,339,745
Micron Technology, Inc.
7.50%, 9/15/23 (a)		497	528,063
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25		1,489	1,201,549
4.875%, 6/01/27		327	237,075
Western Digital Corp.
7.375%, 4/01/23 (a)		1,058	1,126,770

			7,982,436

Company		Principal Amount (000)	U.S. $ Value
Transportation - Airlines - 0.2%
America West Airlines Pass-Through Trust
Series 1999-1G, Class G
7.93%, 1/02/19	U.S.$	767	827,932
Delta Air Lines Pass-Through Trust
Series 2007-1A
6.821%, 8/10/22		714	829,809
Northwest Airlines Pass-Through Trust
Series 2000-1, Class G
7.15%, 10/01/19		369	389,401

			2,047,142

			46,808,299

Financial Institutions - 2.5%
Banking - 0.6%
BPCE SA
5.70%, 10/22/23 (a)		208	223,093
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (a)		1,337	1,419,780
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23 (o)		1,357	1,319,818
Series R
6.00%, 8/01/23 (o)		267	272,674
Series V
5.00%, 7/01/19 (o)		210	200,813
Regions Bank/Birmingham AL
6.45%, 6/26/37		1,500	1,790,015
Standard Chartered PLC
3.95%, 1/11/23 (a)		1,301	1,261,427

			6,487,620

Brokerage - 0.1%
E*TRADE Financial Corp.
5.375%, 11/15/22		810	854,550
GFI Group, Inc.
8.375%, 7/19/18		991	1,070,280

			1,924,830

Insurance - 1.3%
Allstate Corp. (The)
6.50%, 5/15/57		1,150	1,242,000
American International Group, Inc.
6.82%, 11/15/37		1,425	1,815,209
Aon Corp.
8.205%, 1/01/27		690	886,431
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		656	452,640
Lincoln National Corp.
8.75%, 7/01/19		604	714,483
MetLife, Inc.
10.75%, 8/01/39		2,350	3,653,075
Series C
5.25%, 6/15/20 (o)		124	123,070

Company		Principal Amount (000)	U.S. $ Value
Pacific Life Insurance Co.
9.25%, 6/15/39 (a)	U.S.$	475	720,198
Transatlantic Holdings, Inc.
8.00%, 11/30/39		1,261	1,742,926
XLIT Ltd.
5.50%, 3/31/45		630	622,316
Series E
6.50%, 4/15/17 (o)		2,309	1,604,755
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		1,240	1,240,000

			14,817,103

REITS - 0.5%
DDR Corp.
7.875%, 9/01/20		746	900,899
EPR Properties
5.75%, 8/15/22		915	993,687
7.75%, 7/15/20		1,722	2,007,682
Senior Housing Properties Trust
6.75%, 12/15/21		1,350	1,528,963

			5,431,231

			28,660,784

Utility - 0.5%
Electric - 0.4%
EDP Finance BV
4.90%, 10/01/19 (a)		148	157,203
6.00%, 2/02/18 (a)		2,055	2,168,025
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		2,405	2,017,795

			4,343,023

Natural Gas - 0.1%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		1,235	1,293,134

			5,636,157

Total Corporates - Investment Grade (cost $72,210,487)			81,105,240

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%
Non-Agency Fixed Rate CMBS - 4.0%
225 Liberty Street Trust
Series 2016-225L, Class E
4.804%, 2/10/36 (a)		974	930,856
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.723%, 6/10/49		1,973	1,982,595
Series 2007-5, Class AM
5.772%, 2/10/51		2,877	2,971,779
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.67%, 6/24/50 (e)(f)		3,500	3,598,350

Company		Principal Amount (000)	U.S. $ Value
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.989%, 4/10/46 (r)	U.S.$	2,266	143,405
Series 2013-GC17, Class D
5.26%, 11/10/46 (a)		902	778,864
Series 2014-GC23, Class D
4.657%, 7/10/47 (a)		856	717,470
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA
2.254%, 10/15/45 (r)		9,344	787,925
Commercial Mortgage Trust
Series 2012-CR1, Class XA
2.239%, 5/15/45 (r)		2,162	176,565
Series 2012-CR5, Class XA
1.91%, 12/10/45 (r)		2,304	171,295
Series 2012-LC4, Class XA
2.515%, 12/10/44 (a)(r)		6,168	541,954
Series 2013-LC6, Class D
4.427%, 1/10/46 (a)		3,916	3,538,004
Series 2014-CR15, Class XA
1.461%, 2/10/47 (r)		2,548	134,534
Series 2014-CR20, Class XA
1.35%, 11/10/47 (r)		11,586	786,223
Series 2014-LC15, Class D
5.109%, 4/10/47 (a)		1,500	1,202,242
Series 2014-UBS5, Class D
3.495%, 9/10/47 (a)		669	479,892
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class D
4.352%, 6/15/57		2,721	2,004,868
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class D
5.015%, 11/10/45 (a)		700	634,222
Series 2012-GCJ9, Class XA
2.465%, 11/10/45 (r)		1,886	169,654
Series 2013-GC10, Class XA
1.753%, 2/10/46 (r)		963	75,693
GS Mortgage Securities Trust
Series 2011-GC5, Class C
5.548%, 8/10/44 (a)		3,152	3,425,082
Series 2012-GC6, Class D
5.835%, 1/10/45 (a)		1,765	1,697,880
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class D
4.724%, 7/15/47 (a)		2,737	2,080,195
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.819%, 11/15/48		825	768,674
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		1,254	1,271,519

Company		Principal Amount (000)	U.S. $ Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
2.193%, 11/15/45 (a)(r)	U.S.$	11,027	765,382
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.93%, 12/10/45 (a)(r)		942	75,396
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.818%, 5/15/46		400	418,371
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class D
4.511%, 4/15/50 (a)		3,000	2,206,351
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.416%, 6/15/44 (a)(l)		1,022	1,060,154
Series 2012-C10, Class XA
1.873%, 12/15/45 (a)(r)		3,807	294,268
Series 2012-C6, Class D
5.756%, 4/15/45 (a)		2,450	2,453,024
Series 2012-C7, Class XA
1.667%, 6/15/45 (a)(r)		1,504	101,447
Series 2012-C8, Class E
5.036%, 8/15/45 (a)		3,766	3,623,729
Series 2014-C25, Class D
3.803%, 11/15/47 (a)		3,500	2,430,998

			44,498,860

Non-Agency Floating Rate CMBS - 0.2%
Morgan Stanley Capital I Trust
Series 2015-MS1, Class D
4.164%, 5/15/48 (a)(l)		490	375,432
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class D
4.62%, 12/15/47 (l)		2,500	1,976,970

			2,352,402

Total Commercial Mortgage-Backed Securities (cost $46,993,777)			46,851,262

EMERGING MARKETS - SOVEREIGNS - 3.9%
Angola - 0.2%
Angolan Government International Bond
9.50%, 11/12/25 (a)		756	744,448
Republic of Angola Via Northern Lights III BV
7.00%, 8/16/19 (a)		1,649	1,657,622

			2,402,070

Argentina - 0.6%
Argentine Republic Government International Bond
6.25%, 4/22/19 (a)		2,122	2,210,063

Company		Principal Amount (000)	U.S. $ Value
6.875%, 4/22/21 (a)	U.S.$	2,505	2,667,825
7.50%, 4/22/26 (a)		1,467	1,585,827

			6,463,715

Brazil - 0.1%
Brazilian Government International Bond
4.25%, 1/07/25		276	270,480
4.875%, 1/22/21		510	537,285

			807,765

Dominican Republic - 0.7%
Dominican Republic International Bond
7.45%, 4/30/44 (a)		1,283	1,404,885
8.625%, 4/20/27 (a)		5,719	6,762,718

			8,167,603

El Salvador - 0.1%
El Salvador Government International Bond
7.625%, 9/21/34 (a)		762	760,095

Gabon - 0.1%
Gabon Government International Bond
6.375%, 12/12/24 (a)		950	818,961

Ghana - 0.3%
Ghana Government International Bond
7.875%, 8/07/23 (a)		222	192,950
8.125%, 1/18/26 (a)		297	255,064
10.75%, 10/14/30 (a)		3,190	3,381,400

			3,829,414

Ivory Coast - 0.7%
Ivory Coast Government International Bond
5.75%, 12/31/32 (a)		7,507	6,990,376
6.375%, 3/03/28 (a)		1,269	1,227,821

			8,218,197

Jamaica - 0.2%
Jamaica Government International Bond
7.625%, 7/09/25		506	564,190
7.875%, 7/28/45		1,240	1,323,700

			1,887,890

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)		702	696,173

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (a)		1,498	1,572,683

Company		Principal Amount (000)	U.S. $ Value
Serbia - 0.0%
Serbia International Bond
6.75%, 11/01/24 (a)	U.S.$	326	334,604

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (a)		799	813,843
6.125%, 6/03/25 (a)		350	327,520

			1,141,363

Venezuela - 0.4%
Venezuela Government International Bond
9.00%, 5/07/23 (a)		824	351,017
9.25%, 9/15/27		8,383	4,044,797
9.25%, 5/07/28 (a)		300	129,000
11.75%, 10/21/26 (a)		486	230,850
11.95%, 8/05/31 (a)		355	166,897

			4,922,561

Zambia - 0.2%
Zambia Government International Bond
8.50%, 4/14/24 (a)		1,846	1,603,989

Total Emerging Markets - Sovereigns (cost $42,507,511)			43,627,083

EMERGING MARKETS - TREASURIES - 3.7%
Brazil - 3.2%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 5/15/45-8/15/50	BRL	3,500	3,113,756
Series F
10.00%, 1/01/21-1/01/27		117,447	32,775,962

			35,889,718

Dominican Republic - 0.5%
Dominican Republic International Bond
16.00%, 7/10/20 (e)	DOP	229,800	5,955,944

Total Emerging Markets - Treasuries (cost $41,343,003)			41,845,662

BANK LOANS - 3.3%
Industrial - 3.1%
Basic - 0.3%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
4.25% (LIBOR 1 Month + 3.25%), 6/30/19 (k)	U.S.$	2,443	2,333,407
Magnetation LLC
12.00%, 7/07/16 (f)(h)(j)		3,454	690,794

			3,024,201

Company		Principal Amount (000)	U.S. $ Value
Capital Goods - 0.1%
Serta Simmons Holdings, LLC
4.25% (LIBOR 3 Month + 3.25%), 10/01/19 (k)	U.S.$	1,240	1,236,782

Consumer Cyclical - Automotive - 0.1%
Navistar, Inc.
6.50% (LIBOR 3 Month + 5.50%), 8/07/20 (k)		871	819,841

Consumer Cyclical - Entertainment - 0.2%
ClubCorp Club Operations, Inc.
4.25% (LIBOR 3 Month + 3.25%), 12/15/22 (k)		1,291	1,283,126
Kasima, LLC (Digital Cinema Implementation Partners, LLC)
3.25% (LIBOR 3 Month + 2.50%), 5/17/21 (k)		436	434,437
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
4.00% (LIBOR 3 Month + 3.25%), 5/14/20 (k)		994	981,098

			2,698,661

Consumer Cyclical - Other - 0.4%
Beazer Homes USA, Inc.
6.41% (LIBOR 3 Month + 5.50%), 3/11/18 (k)		569	563,063
CityCenter Holdings, LLC
4.25% (LIBOR 3 Month + 3.25%), 10/16/20 (k)		1,826	1,824,204
La Quinta Intermediate Holdings L.L.C.
3.75% (LIBOR 3 Month + 2.75%), 4/14/21 (k)		1,705	1,664,963
Scientific Games International, Inc.
6.00% (LIBOR 3 Month + 5.00%), 10/01/21 (k)		1,144	1,127,029

			5,179,259

Consumer Cyclical - Retailers - 0.6%
Dollar Tree, Inc.
3.50% (LIBOR 1 Month + 2.75%), 7/06/22 (k)		22	21,654
Harbor Freight Tools USA, Inc.
4.75% (LIBOR 3 Month + 3.75%), 7/26/19 (k)		1,116	1,116,066
J.C. Penney Corporation, Inc.
5.25% (LIBOR 3 Month + 4.25%), 6/23/23 (k)		1,128	1,118,841
Michaels Stores, Inc.
4.00% (LIBOR 1 Month + 3.00%), 1/28/20 (k)		512	511,670
Neiman Marcus Group Inc., The
4.25% (LIBOR 2 Month + 3.25%), 10/25/20 (k)		245	219,942

Company		Principal Amount (000)	U.S. $ Value
Petco Animal Supplies, Inc.
5.00% (LIBOR 3 Month + 4.00%), 1/26/23 (k)	U.S.$	3,132	3,112,010
Rite Aid Corporation
5.75% (LIBOR 1 Month + 4.75%), 8/21/20 (k)		500	499,375

			6,599,558

Consumer Non-Cyclical - 0.5%
Acadia Healthcare Company, Inc.
3.75% (LIBOR 1 Month + 3.00%), 2/11/22 (k)		92	90,612
4.50% (LIBOR 1 Month + 3.75%), 2/16/23 (k)		482	477,371
DJO Finance LLC
4.25% (LIBOR 1 Month + 3.25%), 6/08/20 (k)		997	949,279
Grifols Worldwide Operations Limited
3.46% (LIBOR 1 Month + 3.00%), 2/27/21 (k)		694	692,727
Immucor, Inc. (fka IVD Acquisition Corporation)
5.00% (LIBOR 3 Month + 3.75%), 8/19/18 (k)		1,050	980,469
Mallinckrodt International Finance S.A.
3.50% (LIBOR 3 Month + 2.75%), 3/19/21 (k)		1,241	1,225,024
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã€ R.L.
4.75% (LIBOR 3 Month + 3.75%), 6/30/21 (k)		622	587,354
Vizient, Inc.
6.25% (LIBOR 1 Month + 5.25%), 2/13/23 (k)		531	534,489

			5,537,325

Other Industrial - 0.4%
Gardner Denver, Inc.
4.25% (LIBOR 1 Month + 3.25%), 7/30/20 (k)		1,167	1,071,691
Manitowoc Foodservice, Inc.
5.75% (LIBOR 1 Month + 4.75%), 3/03/23 (k)		134	135,151
Sedgwick Claims Management Services, Inc.
3.75% (LIBOR 3 Month + 2.75%), 3/01/21 (k)		1,050	1,024,702
Travelport Finance (Luxembourg) S.Ã r.l.
5.00% (LIBOR 3 Month + 4.00%), 9/02/21 (k)		1,508	1,498,793

Company		Principal Amount (000)	U.S. $ Value
Unifrax Holding Co.
4.50% (EURIBOR 3 Month + 3.50%), 11/28/18 (k)	EUR	714	743,310

			4,473,647

Technology - 0.5%
Avaya Inc.
6.25% (LIBOR 3 Month + 5.25%), 5/29/20 (k)	U.S.$	671	475,829
6.50% (LIBOR 3 Month + 5.50%), 3/31/18 (k)		105	78,211
BMC Software Finance Inc.
5.00% (LIBOR 3 Month + 4.00%), 9/10/20 (k)		1,920	1,698,465
Smart Modular Technologies (Global), Inc.
8.25% (LIBOR 3 Month + 7.00%), 8/26/17 (j)(k)		945	755,986
Solera, LLC (Solera Finance, Inc.)
5.75% (LIBOR 3 Month + 4.75%), 3/03/23 (k)		2,628	2,624,023

			5,632,514

			35,201,788

Utility - 0.2%
Electric - 0.2%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.)
4.25% (LIBOR 1 Month + 3.25%), 12/19/16 (k)		2,010	2,004,865

Financial Institutions - 0.0%
Insurance - 0.0%
Hub International Limited
4.00% (LIBOR 3 Month + 3.00%), 10/02/20 (k)		486	476,984

Total Bank Loans (cost $40,728,287)			37,683,637

EMERGING MARKETS - CORPORATE BONDS - 1.7%
Industrial - 1.6%
Basic - 0.2%
Elementia SAB de CV
5.50%, 1/15/25 (a)		469	466,655
Samarco Mineracao SA
4.125%, 11/01/22 (a)		1,396	537,460
5.75%, 10/24/23 (a)		1,890	732,262
Tupy Overseas SA
6.625%, 7/17/24 (a)		601	575,458

			2,311,835

Capital Goods - 0.3%
Andrade Gutierrez International SA
4.00%, 4/30/18 (a)		637	465,010

Company		Principal Amount (000)	U.S. $ Value
Cemex Finance LLC
9.375%, 10/12/22 (a)	U.S.$	587	643,499
Grupo KUO SAB De CV
6.25%, 12/04/22 (a)		200	201,000
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)		349	150,768
5.25%, 6/27/29 (a)		1,070	425,860
7.125%, 6/26/42 (a)		1,265	543,950
8.25%, 4/25/18 (a)	BRL	1,332	165,344
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (a)	U.S.$	491	505,730

			3,101,161

Communications - Telecommunications - 0.2%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)		986	961,350
Digicel Ltd.
6.00%, 4/15/21 (a)		1,356	1,162,363
6.75%, 3/01/23 (a)		485	412,250

			2,535,963

Consumer Cyclical - Retailers - 0.3%
Edcon Ltd.
9.50%, 3/01/18 (c)(d)(e)	EUR	1,151	375,889
9.50%, 3/01/18 (c)(d)(e)	U.S.$	420	121,800
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)		2,500	2,618,750

			3,116,439

Consumer Non-Cyclical - 0.4%
Marfrig Holdings Europe BV
8.00%, 6/08/23 (a)		1,220	1,245,010
Minerva Luxembourg SA
7.75%, 1/31/23 (a)		2,198	2,257,346
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(h)(j)		1,679	201,447
USJ Acucar e Alcool SA
9.875% (9.875% Cash or 12.00% PIK), 11/09/21 (a)(h)		480	324,000
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (c)(d)(e)		4,090	224,950
10.875%, 1/13/20 (c)(d)(e)		480	112,800
11.75%, 2/09/22 (c)(d)(e)		1,620	89,100

			4,454,653

Transportation - Airlines - 0.2%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		617	612,390

Company		Principal Amount (000)	U.S. $ Value
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)	U.S.$	2,505	2,364,094

			2,976,484

			18,496,535

Financial Institutions - 0.1%
Finance - 0.1%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (a)		1,491	1,099,612

Total Emerging Markets - Corporate Bonds (cost $27,344,042)			19,596,147

GOVERNMENTS - SOVEREIGN BONDS - 1.5%
Croatia - 0.4%
Croatia Government International Bond
6.625%, 7/14/20 (a)		4,000	4,364,000

Indonesia - 0.5%
JPMorgan Chase Bank, NA
9.50%, 5/17/41 (a)	IDR	27,844,000	2,444,582
Series E
10.00%, 7/18/17 (a)		47,971,000	3,732,389

			6,176,971

Turkey - 0.3%
Turkey Government International Bond
5.625%, 3/30/21	U.S.$	2,600	2,834,000

United Arab Emirates - 0.3%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)		3,310	3,930,592

Total Governments - Sovereign Bonds (cost $18,985,117)			17,305,563

ASSET-BACKED SECURITIES - 1.2%
Home Equity Loans - Fixed Rate - 0.7%
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		952	590,847
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35		895	887,933
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		1,615	1,368,614
Series 2006-10, Class AF3
5.985%, 6/25/36		1,339	674,905
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		924	845,367
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,353	668,762
Series 2007-8XS, Class A2

Company		Principal Amount (000)	U.S. $ Value
6.00%, 4/25/37	U.S.$	4,556	2,498,032

			7,534,460

Other ABS - Fixed Rate - 0.2%
Atlas 2014-1 Limited
Series 2014-1
6.875%, 12/15/39		1,234	1,215,835
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (a)		801	825,823

			2,041,658

Home Equity Loans - Floating Rate - 0.1%
GSAA Home Equity Trust
Series 2006-6, Class AF4
6.121%, 3/25/36 (k)		1,872	980,535
Series 2006-6, Class AF5
6.241%, 3/25/36 (k)		694	363,203
Lehman XS Trust
Series 2007-6, Class 3A5
5.101%, 5/25/37 (l)		366	483,700

			1,827,438

Other ABS - Floating Rate - 0.1%
ALM XII Ltd.
Series 2015-12A, Class D
6.133% (LIBOR 3 Month + 5.50%), 4/16/27 (a)(k)		1,015	854,417
OZLM VIII Ltd.
Series 2014-8A, Class D
5.583% (LIBOR 3 Month + 4.95%), 10/17/26 (a)(k)		585	470,684

			1,325,101

Autos - Fixed Rate - 0.1%
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		720	719,447

Total Asset-Backed Securities (cost $14,429,809)			13,448,104

GOVERNMENTS - SOVEREIGN AGENCIES - 1.1%
Brazil - 0.6%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (a)(o)		2,000	1,550,000
Petrobras Global Finance BV
4.875%, 3/17/20		1,395	1,307,813
5.375%, 1/27/21		1,655	1,515,897
5.75%, 1/20/20		190	183,559
6.25%, 3/17/24		3,000	2,662,500
6.85%, 6/05/15		307	233,320

			7,453,089

Company		Principal Amount (000)	U.S. $ Value
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45	U.S.$	1,271	1,104,181

Dominican Republic - 0.1%
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (a)		642	635,580

United Arab Emirates - 0.3%
Dubai Holding Commercial Operations MTN Ltd.
Series E
6.00%, 2/01/17	GBP	2,300	3,103,823

Total Governments - Sovereign Agencies (cost $13,876,127)			12,296,673

WHOLE LOAN TRUSTS - 0.9%
Performing Asset - 0.9%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (f)(j)	U.S.$	1,067	1,066,626
16.00%, 1/01/21 (f)(j)	MXN	20,945	1,145,628
AlphaCredit Capital, SA de CV
17.25%, 7/19/19 (f)(j)		7,874	430,675
Cara Aircraft Leasing 28548, Inc.
8.00%, 12/02/19 (f)(j)	U.S.$	128	127,793
Cara Aircraft Leasing 28563, Inc.
8.00%, 6/11/19 (f)(j)		242	241,902
Cara Aircraft Leasing 28868, Inc.
8.00%, 12/02/19 (f)(j)		148	148,227
Deutsche Bank Mexico SA
8.00%, 10/31/34 (f)(j)	MXN	17,984	694,190
8.00%, 10/31/34 (f)(j)(l)		44,469	1,716,501
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (f)(j)	U.S.$	796	733,767
Series B2
11.00%, 1/01/22		364	351,503
Recife Funding
Zero Coupon, 11/05/29 (f)(j)		1,811	1,928,372
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20 (f)(j)		642	585,832
Sheridan Auto Loan Holdings I LLC
10.00%, 9/30/21 (f)(j)		1,415	1,414,831

Total Whole Loan Trusts (cost $11,821,897)			10,585,847

		Shares
COMMON STOCKS - 0.7%
Industrials - 0.0%
Building Products - 0.0%
New Cotai LLC/New Cotai Capital Corp. (c)(f)(j)		3	7,866

Company	Shares	U.S. $ Value
Consumer Cyclical - Automotive - 0.0%
Exide Corp. (c)(f)(g)	74,438	243,412

		251,278

Materials - 0.0%
Metals & Mining - 0.0%
Neenah Enterprises, Inc. (c)(f)(j)	58,200	422,532

Consumer Discretionary - 0.1%
Automobiles - 0.0%
Liberty Tire Recycling LLC (c)(f)(j)	81,827	0	^

Internet & Catalog Retail - 0.1%
Travelport Worldwide Ltd.	80,347	1,035,673

		1,035,673

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Vantage Drilling International (j)	6,103	527,910
Whiting Petroleum Corp. (c)	60,521	560,424

		1,088,334

Financials - 0.5%
Diversified Financial Services - 0.1%
iPayment, Inc. (c)(f)(j)	181,272	598,197

Insurance - 0.4%
Mt. Logan Re Ltd. (Preference Shares) (c)(g)(s)(t)	4,712	4,706,270

		5,304,467

Total Common Stocks (cost $11,200,366)		8,102,284

PREFERRED STOCKS - 0.7%
Financial Institutions - 0.6%
Banking - 0.3%
GMAC Capital Trust I
6.411%	38,025	943,780
US Bancorp
Series F
6.50%	87,475	2,694,230

		3,638,010

Insurance - 0.2%
Hartford Financial Services Group, Inc. (The)
7.875%	45,050	1,419,526
XLIT Ltd.
Series D
3.748% (k)	1,600	1,241,500

		2,661,026

REITS - 0.1%
Digital Realty Trust, Inc.
6.35%	4,325	114,829

Company		Shares	U.S. $ Value
Hersha Hospitality Trust
Series C
6.875%		15,950	414,700
Sovereign Real Estate Investment Trust
12.00% (a)		185	234,950

			764,479

			7,063,515

Utility - 0.1%
Electric - 0.1%
SCE Trust III
5.75%		12,025	348,725

Total Preferred Stocks (cost $6,694,148)			7,412,240

		Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.6%
United States - 0.6%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	U.S.$	650	642,194
State of California
Series 2010
7.60%, 11/01/40		750	1,207,567
7.95%, 3/01/36		1,915	2,320,482
State of Illinois
Series 2010
7.35%, 7/01/35		1,915	2,126,914
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41		475	462,441

Total Local Governments - Municipal Bonds (cost $5,531,068)			6,759,598

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.3%
Argentina - 0.3%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (a)		658	666,225
9.125%, 3/16/24 (a)(b)		1,500	1,650,000
Provincia de Cordoba
7.125%, 6/10/21 (a)		754	755,885

Total Local Governments - Regional Bonds (cost $2,855,024)			3,072,110

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Indonesia - 0.1%
Majapahit Holding BV
7.875%, 6/29/37 (a)		699	878,992

South Africa - 0.0%
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (a)(b)		670	664,071

Company		Principal Amount (000)		U.S. $ Value
Venezuela - 0.1%
Petroleos de Venezuela SA
6.00%, 11/15/26 (a)	U.S.$	2,700		941,490

Total Quasi-Sovereigns (cost $3,098,765)				2,484,553

INFLATION-LINKED SECURITIES - 0.2%
Colombia - 0.2%
Fideicomiso PA Pacifico Tres 7.00%, 1/15/35 (a) (cost $1,939,665)	COP	6,642,880		2,245,849

		Shares
INVESTMENT COMPANIES - 0.2%
Funds and Investment Trusts - 0.2%
OCL Opportunities Fund II (c)(f)(j)# (cost $1,490,950)		11,474		1,935,177

WARRANTS - 0.0%
FairPoint Communications, Inc., expiring 1/24/18 (c)(j)		9,725		117
Flexpath Capital, Inc., expiring 4/15/31 (c)		10,974		0	^
iPayment Holdings, Inc., expiring 12/29/22 (c)(f)(j)		586,389		310,786

Total Warrants (cost $0)				310,903

		Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Equity Indices - 0.0%
CBOE S&P 500 Index Expiration: Jul 2016, Exercise Price: $ 2,070.00 (c)(u) (premiums paid $160,581)		66		157,080

		Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.3%
Time Deposits - 0.6%
BBH Grand Cayman
(1.45)%, 7/01/16	CHF	0	**	3
0.065%, 7/04/16	CAD	0	**	16
0.114%, 7/01/16	GBP	0	**	0	^
HSBC Bank PLC, London
(0.55)%, 7/01/16	EUR	2,176		2,414,374
7.00%, 7/01/16	ZAR	430		29,198
National Australia Bank, London
0.729%, 7/01/16	AUD	136		101,575
Stadard Charter Bank, London
0.13%, 7/01/16	U.S.$	4,592		4,592,317

Total Time Deposits (cost $7,123,958)				7,137,483

Company		Shares	U.S. $ Value
Investment Companies - 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.25% (v)(w) (cost $6,707,559)		6,707,559	6,707,559

		Principal Amount (000)
Emerging Markets - Sovereigns - 0.1%
Argentina - 0.1%
Argentina Bonar Bonds 6.00%, 12/29/16 (cost $1,366,368)	U.S.$	1,370	1,376,702

Total Short-Term Investments (cost $15,197,885)			15,221,744

Total Investments - 108.4% (cost $1,266,221,169) (x)			1,225,202,347
Other assets less liabilities - (8.4)%			(95,232,722)

Net Assets - 100.0%			$1,129,969,625

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	89	September 2016	$2,731,028	$2,829,041	$98,013
U.S. T-Note 10 Yr (CBT) Futures	188	September 2016	24,373,906	25,001,063	627,157
U.S. T-Note 2 Yr (CBT) Futures	370	September 2016	80,600,938	81,151,407	550,469
U.S. T-Note 5 Yr (CBT) Futures	379	September 2016	45,485,922	46,300,180	814,258
Sold Contracts
Euro-Bobl Futures	383	September 2016	56,188,284	56,784,575	(596,291)
Euro-Bund Futures	167	September 2016	30,299,315	30,972,057	(672,742)

					$820,864

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia & New Zealand Banking Group Ltd.	SGD	7,882	USD	5,824	7/15/16	$(26,304)
Australia & New Zealand Banking Group Ltd.	USD	2,230	INR	150,967	7/15/16	1,523
Australia & New Zealand Banking Group Ltd.	USD	9,142	INR	617,171	7/15/16	(17,070)
Bank of America, NA	USD	5,015	RUB	337,066	8/18/16	192,496

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	11,034	INR	749,776	7/15/16	$51,414
Barclays Bank PLC	USD	2,537	EUR	2,301	7/20/16	18,055
BNP Paribas SA	EUR	48,797	USD	55,936	7/20/16	1,753,710
BNP Paribas SA	USD	23,991	MXN	454,975	8/04/16	822,967
BNP Paribas SA	USD	7,139	TWD	230,744	8/05/16	35,336
BNP Paribas SA	AUD	15,449	USD	11,527	8/12/16	21,333
BNP Paribas SA	CAD	21,611	USD	16,839	9/08/16	108,833
BNP Paribas SA	USD	173	ARS	3,009	1/26/17	5,639
BNP Paribas SA	USD	173	ARS	3,027	1/31/17	6,123
BNP Paribas SA	USD	173	ARS	3,044	2/03/17	6,820
BNP Paribas SA	USD	696	ARS	12,267	2/13/17	24,123
BNP Paribas SA	USD	525	ARS	9,303	2/16/17	20,045
BNP Paribas SA	USD	350	ARS	6,231	2/17/17	14,854
BNP Paribas SA	USD	1,050	ARS	18,904	2/21/17	54,219
BNP Paribas SA	USD	175	ARS	3,186	2/23/17	10,860
BNP Paribas SA	USD	334	ARS	6,107	2/24/17	22,439
BNP Paribas SA	USD	182	ARS	3,384	2/27/17	15,064
BNP Paribas SA	USD	95	ARS	1,790	2/28/17	8,676
BNP Paribas SA	USD	95	ARS	1,814	3/01/17	10,002
BNP Paribas SA	USD	984	ARS	19,182	3/02/17	131,004
Brown Brothers Harriman & Co.	EUR	968	USD	1,087	7/20/16	12,277
Brown Brothers Harriman & Co.	USD	6,061	EUR	5,389	7/20/16	(77,256)
Brown Brothers Harriman & Co.	USD	1,347	GBP	921	7/21/16	(121,430)
Brown Brothers Harriman & Co.	USD	166	MXN	3,139	8/04/16	5,450
Brown Brothers Harriman & Co.	NOK	1,829	USD	221	9/09/16	2,863
Brown Brothers Harriman & Co.	USD	202	SEK	1,656	9/09/16	(5,325)
Citibank, NA	USD	6,892	ZAR	105,778	7/12/16	280,449
Citibank, NA	USD	1,866	GBP	1,415	7/21/16	18,269
Citibank, NA	USD	1,906	HUF	531,235	7/29/16	(39,199)
Credit Suisse International	USD	9,402	ZAR	149,258	7/12/16	718,417
Credit Suisse International	CHF	16,217	EUR	14,930	7/20/16	(45,983)
Credit Suisse International	EUR	9,981	CHF	10,858	7/20/16	47,617
Credit Suisse International	TRY	12,279	USD	4,112	8/10/16	(118,867)
Goldman Sachs Bank	BRL	32,770	USD	9,460	7/05/16	(741,472)
Goldman Sachs Bank	USD	10,209	BRL	32,770	7/05/16	(7,945)
Goldman Sachs Bank	BRL	3,670	USD	1,088	8/02/16	(44,319)
Goldman Sachs Bank	USD	7,037	TWD	227,300	8/05/16	29,937
Goldman Sachs Bank	USD	4,079	TRY	12,432	8/10/16	204,685
Goldman Sachs Bank	USD	14,257	RUB	938,174	8/18/16	235,962
HSBC Bank USA	COP	1,817,931	USD	613	7/15/16	(8,394)
HSBC Bank USA	CNY	48,952	USD	7,425	7/20/16	74,494
HSBC Bank USA	GBP	12,717	USD	18,377	7/21/16	1,444,722
HSBC Bank USA	TWD	1,049,384	USD	32,330	8/05/16	(296,058)
JPMorgan Chase Bank	GBP	2,440	USD	3,212	7/21/16	(36,318)
JPMorgan Chase Bank	USD	4,066	GBP	2,879	7/21/16	(232,802)
Morgan Stanley & Co., Inc.	BRL	80,037	USD	24,935	7/05/16	19,406
Morgan Stanley & Co., Inc.	USD	24,075	BRL	80,037	7/05/16	840,898
Morgan Stanley & Co., Inc.	USD	1,549	EUR	1,406	7/20/16	11,892
Morgan Stanley & Co., Inc.	GBP	7,641	USD	11,034	7/21/16	860,741
Morgan Stanley & Co., Inc.	BRL	80,037	USD	23,889	8/02/16	(804,228)
Morgan Stanley & Co., Inc.	USD	7,169	TWD	230,744	8/05/16	5,441
Northern Trust Co. Trust	JPY	1,195,010	USD	10,930	8/05/16	(653,293)
Standard Chartered Bank	BRL	47,267	USD	13,015	7/05/16	(1,699,995)
Standard Chartered Bank	USD	14,726	BRL	47,267	7/05/16	(11,461)
Standard Chartered Bank	CNY	99,388	USD	15,073	7/20/16	150,073

						$3,311,409

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
CBOE S&P 500 Index (u)	66	$1,970.00	July 2016	$45,999	$(44,880)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX-NAHY Series 26, 5 Year Index	BNP Paribas	Sell	103.00%	7/20/16	$22,500	$110,250	$(125,197)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, N.A.	1.56%	7/11/16	$17,980	$142,042	$(305,647)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Month	Contracts (000)		Premiums Received	U.S. $ Value
Put - CAD/EUR	CAD	1.470	July 2016	CAD	29,771	$89,723	$(55,189)
Put - CHF/EUR	CHF	1.100	July 2016	CHF	10,890	69,527	(5,097)
Put - SEK/EUR	SEK	9.410	July 2016	SEK	188,360	58,182	(67,190)
Put - SEK/EUR	SEK	9.560	July 2016	SEK	193,112	83,577	(50,693)
Call - NZD/AUD	NZD	1.020	August 2016	NZD	23,231	136,195	(53,243)
Put - BRL/USD	BRL	4.030	September 2016	BRL	89,884	254,008	(18,104)

						$691,212	$(249,516)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	(5.00)%	2.12%	EUR	3	$(263)	$(6)
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	(5.00)	3.65		12,819	(702,837)	250,532

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00%	2.67%		$6,951	$392,742	$135,268
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.40		10,730	129,777	68,370
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		43,843	1,392,271	704,464
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		990	31,438	16,378
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		4,951	157,224	76,215
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		1,981	62,908	30,872
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		1,980	62,877	14,633
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		990	31,300	5,563
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		19,599	622,383	213,040
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		1,981	62,909	25,080
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		48,996	1,555,910	700,364
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		1,870	59,383	27,456
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		1,485	47,157	18,091
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		594	18,863	8,598
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		792	25,150	7,749
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	5.00	3.88	EUR	4,052	203,014	(81,946)
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	5.00	3.88		4,808	240,892	(97,621)
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	5.00	3.88		5,700	285,583	(116,484)

					$4,678,681	$2,006,616

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/17*	(5.00)%	2.26%	$3,739	$(77,349)	$(77,987)	$638
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 3/20/17*	(5.00)	6.83	3,505	54,434	(52,251)	106,685

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Tenet Healthcare Corporation, 6.875%, 11/15/31, 6/20/17*	(5.00)%	1.02%	$3,870	$(156,641)	$(125,830)	$(30,811)
Citibank, N.A.
Bombardier, Inc., 7.450%, 5/01/34, 3/20/17*	(5.00)	2.37	1,971	(38,391)	(49,242)	10,851
Bombardier, Inc., 7.450%, 5/01/34, 3/20/17*	(5.00)	2.37	1,959	(38,157)	(50,535)	12,378
United States Steel Corp., 6.650%, 6/01/37, 3/20/17*	(5.00)	1.11	3,643	(108,986)	(70,751)	(38,235)
Credit Suisse International
The Western Union Co., 3.650%, 8/22/18, 3/20/17*	(1.00)	0.21	1,965	(11,769)	(1,807)	(9,962)
The Western Union Co., 3.650%, 8/22/18, 9/20/17*	(1.00)	0.29	1,970	(16,673)	(10,700)	(5,973)
Deutsche Bank AG London
iHeart Communications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	41.42	420	209,426	22,985	186,441
Goldman Sachs Bank USA
Community Health Systems, Inc., 8.000%, 11/15/19, 3/20/17*	(5.00)	1.29	3,895	(109,259)	(90,537)	(18,722)
Dell, Inc., 7.100%, 4/15/28, 3/20/17*	(1.00)	0.93	3,540	(3,005)	20,296	(23,301)
First Data Corp., 12.625%, 1/15/21, 3/20/17*	(5.00)	0.69	3,664	(120,570)	(66,212)	(54,358)
Newmont Mining Corp., 5.875%, 4/01/35, 3/20/17*	(1.00)	0.14	3,930	(26,037)	(5,291)	(20,746)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)	38.17	3,634	821,732	(76,066)	897,798
Sale Contracts
Barclays Bank PLC
AK Steel Corp., 7.625%, 5/15/20, 6/20/17	5.00	1.55	1,270	44,865	(31,027)	75,892

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/19*	5.00%	5.09%	$2,546	$(8,293)	$73,316	$(81,609)
CCO Holdings LLC, 7.250%, 10/30/17, 6/20/19*	5.00	0.91	828	100,615	55,253	45,362
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/20*	5.00	38.94	1,530	(1,022,511)	(1,082,846)	60,335
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	16.77	1,521	(515,132)	(365,718)	(149,414)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	16.77	609	(206,256)	(146,668)	(59,588)
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/19*	5.00	3.36	2,620	125,472	132,945	(7,473)
Citibank, N.A.
Advanced Micro Devices, Inc., 7.750%, 8/01/20, 3/20/19*	5.00	5.90	680	(24,262)	(95,109)	70,847
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	0.96	325	26,295	8,509	17,786
United States Steel Corp., 6.650%, 6/01/37, 3/20/19*	5.00	5.59	2,620	(52,272)	47,440	(99,712)
Credit Suisse International
The Western Union Co., 3.650%, 8/22/18, 3/20/19*	1.00	0.66	1,309	8,322	(24,500)	32,822
The Western Union Co., 3.650%, 8/22/18, 9/20/19*	1.00	0.80	1,320	3,997	(11,845)	15,842
Goldman Sachs Bank USA
CDX-NAIG Series 9, 10 Year Index, 12/20/17*	5.00	1.12	300	17,734	(13,450)	31,184
Community Health Systems, Inc., 8.000%, 11/15/19, 3/20/19*	5.00	4.31	2,620	31,076	119,002	(87,926)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
First Data Corp., 12.625%, 1/15/21, 3/20/19*	5.00%	1.85%	$2,620	$216,625	$35,303	$181,322
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	16.77	580	(196,434)	(131,394)	(65,040)
Newmont Mining Corp., 5.875%, 4/01/35, 3/20/19*	1.00	0.47	2,620	36,360	(54,091)	90,451
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	61.55	2,620	(1,957,679)	47,440	(2,005,119)
Goldman Sachs International
iHeartCommunications, Inc., 6.875%, 6/15/18, 6/20/21*	5.00	38.21	545	(370,594)	(352,518)	(18,076)
Morgan Stanley Capital Services LLC
CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.40	10,000	(736,666)	(119,582)	(617,084)
United States Steel Corp., 6.650%, 6/01/37, 9/20/19*	5.00	6.70	491	(26,251)	17,001	(43,252)
United States Steel Corp., 6.650%, 6/01/37, 9/20/19*	5.00	6.70	743	(39,481)	27,172	(66,653)

				$(4,165,715)	$(2,499,295)	$(1,666,420)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Citibank, NA
iBoxx USD Liquid High Yield Index	113,054	LIBOR	$26,271	9/20/16	$780,930
iBoxx USD Liquid High Yield Index	36,035	LIBOR	8,421	9/20/16	201,582
iBoxx USD Liquid High Yield Index	16,507	LIBOR	3,873	9/20/16	76,853
JPMorgan Chase Bank, N.A.
iBoxx USD Liquid High Yield Index	42,881	LIBOR	9,955	9/20/16	305,754
iBoxx USD Liquid High Yield Index	32,840	LIBOR	7,747	9/20/16	110,907
iBoxx USD Liquid High Yield Index	16,437	LIBOR	3,874	9/20/16	58,965
Morgan Stanley Capital Services LLC
iBoxx USD Liquid High Yield Index	23,781	LIBOR	5,556	9/20/16	125,685
iBoxx USD Liquid High Yield Index	23,641	LIBOR	5,557	9/20/16	109,568

					$1,770,244

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price		Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, N.A.
Euro STOXX 50 Index 8/19/16*	EUR	26.85%	EUR	60	$1,666	$	– 0	–	$1,666
NASDAQ 100 Index 8/19/16*		$19.60		$25	1,323		– 0	–	1,323
Russel 2000 Index 8/19/16*		22.30		28	4,389		– 0	–	4,389
S&P 500 Index 7/15/16*		14.20		67	(49,912)		– 0	–	(49,912)
S&P 500 Index 8/19/16*		17.00		42	(3,831)		– 0	–	(3,831)
BNP Paribas
Euro STOXX 50 Index 7/29/16*	EUR	32.00	EUR	221	(108,024)		– 0	–	(108,024)
Citibank, N.A.
S&P 500 Index 7/29/16*		$18.25		$36	(10,473)		– 0	–	(10,473)
Deutsche Bank AG
Nikkei 225 Index Fund ETF 7/8/16*	JPY	24.70	JPY	13,023	(128,686)		– 0	–	(128,686)
Goldman Sachs International
Nikkei 225 Index Fund ETF 8/12/16*		29.10		3,733	2,502		– 0	–	2,502
Morgan Stanley & Co. International PLC
Euro STOXX 50 Index 7/15/16*	EUR	22.55	EUR	384	(670,642)		– 0	–	(670,642)
Euro STOXX 50 Index 7/29/16*		35.10		914	(129,086)		– 0	–	(129,086)
Euro STOXX 50 Index 7/29/16*		38.40		309	9,835		– 0	–	9,835
S&P 500 Index 7/29/16*				$290	9,971		– 0	–	9,971
UBS AG
Hang Seng Index 7/28/16*	HKD	20.60	HKD	200	(3,411)		– 0	–	(3,411)
S&P/ASX 200 Index 8/18/16*	AUD	20.10	AUD	68	1,683		– 0	–	1,683

					$(1,072,696)	$	– 0	–	$(1,072,696)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at June 30, 2016
Barclays Capital, Inc.†	2,207	USD	(1.50	)%*	—	$2,202,834
Barclays Capital, Inc.†	433	EUR	(0.50	)%*	—	480,416
Barclays Capital, Inc.†	1,035	USD	(0.50	)%*	—	1,034,480
Barclays Capital, Inc.†	1,115	USD	(0.25	)%*	—	1,115,178
Barclays Capital, Inc.†	1,558	USD	(0.10	)%*	—	1,557,394
Credit Suisse Securities (USA) LLC†	531	USD	(2.75	)%*	—	527,192
Credit Suisse Securities (USA) LLC†	85	USD	(2.00	)%*	—	84,119
Credit Suisse Securities (USA) LLC†	717	EUR	(1.25	)%*	—	793,619
Credit Suisse Securities (USA) LLC†	770	EUR	(1.25	)%*	—	853,545

Broker	Principal Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at June 30, 2016
Credit Suisse Securities (USA) LLC†	618	EUR	(1.00)%*	—	$682,586
Credit Suisse Securities (USA) LLC†	583	GBP	(1.00)%*	—	774,948
Credit Suisse Securities (USA) LLC†	1,658	EUR	(1.00)%*	—	1,827,668
Credit Suisse Securities (USA) LLC†	732	GBP	(0.76)%*	—	975,104
Credit Suisse Securities (USA) LLC†	1,526	USD	(0.75)%*	—	1,524,731
Credit Suisse Securities (USA) LLC†	995	USD	(0.25)%*	—	994,924
Credit Suisse Securities (USA) LLC†	339	USD	0.00%	—	338,715
Credit Suisse Securities (USA) LLC†	661	USD	0.00%	—	660,955
Credit Suisse Securities (USA) LLC†	949	USD	0.00%	—	948,675
Credit Suisse Securities (USA) LLC†	1,115	USD	0.10%	—	1,115,313
Credit Suisse Securities (USA) LLC†	1,341	USD	0.10%	—	1,340,886
Credit Suisse Securities (USA) LLC†	1,022	USD	0.25%	—	1,022,382
HSBC Securities (USA) Inc.	12,609	USD	0.58%	7/12/16	12,624,002
HSBC Securities (USA) Inc.	3,031	USD	0.60%	7/12/16	3,034,387
HSBC Securities (USA) Inc.	35,620	USD	0.60%	7/12/16	35,662,744
ING Financial Markets LLC†	993	USD	(0.25)%*	—	992,493
ING Financial Markets LLC†	923	USD	0.00%	—	922,500
ING Financial Markets LLC†	900	USD	2.00%	—	909,250
JPMorgan Chase Bank, N.A.	219	USD	(0.25)%*	7/14/16	218,968
Merrill Lynch, Pierce, Fenner & Smith, Inc.	49,688	USD	0.50%	7/06/16	49,707,292
RBC Capital Markets	1,366	USD	(0.67)%*	7/01/16	1,359,609
RBC Capital Markets†	774	USD	(0.50)%*	—	773,642
RBC Capital Markets†	868	USD	0.00%	—	867,680
RBC Capital Markets†	1,550	USD	0.20%	—	1,551,184

					$129,479,415

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2016
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase Agreements

	Overnight and Continuous		Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Investment Grade	$1,886,801		$	– 0	–	$	– 0	–	$	– 0	–	$1,886,801
Corporates - Non-Investment Grade	25,684,266			– 0	–		– 0	–		– 0	–	25,684,266
Governments - Treasuries	– 0	–		101,028,425			– 0	–		– 0	–	101,028,425
Local Governments - Regional Bonds	– 0	–		218,968			– 0	–		– 0	–	218,968
Quasi-Sovereigns	660,955			– 0	–		– 0	–		– 0	–	660,955

Total	$28,232,022			$101,247,393		$	– 0	–	$	– 0	–	$129,479,415

^	Less than $0.50.
**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $415,616,936 or 36.8% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Non-income producing security.
(d)	Defaulted.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.51% of net assets as of June 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4B
5.67%, 6/24/50	10/06/09	$2,732,934	$3,598,350	0.32%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	6,387,457	5,955,944	0.53%
Edcon Ltd.
9.50%, 3/01/18	2/27/15	818,467	204,610	0.02%
Edcon Ltd.
9.50%, 3/01/18	3/05/15	343,123	121,800	0.01%
Edcon Ltd.
9.50%, 3/01/18	2/27/15	309,945	117,856	0.01%
Edcon Ltd.
9.50%, 3/01/18	2/27/15	137,960	53,423	0.00%
Golden Energy Offshore Services AS
5.00%, 12/31/17	5/14/14	1,125,508	295,596	0.03%
Liberty Tire Recycling LLC
11.00%, 3/31/21	9/23/10	1,655,468	1,172,142	0.10%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13	2,295,760	114,280	0.01%
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19	5/30/12	413,000	423,325	0.04%
Tervita Corp.
8.00%, 11/15/18	2/07/13	1,746,238	1,992,130	0.18%
Tervita Corp.
10.875%, 2/15/18	11/20/13	1,754,133	1,488,240	0.13%
Tervita Corp.
9.75%, 11/01/19	10/19/12	1,099,403	361,460	0.03%
Vantage Drilling International
10.00%, 12/31/20	2/10/16	81,466	80,910	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14	1,408,980	131,175	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/12/14	992,873	93,775	0.01%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	477,417	112,800	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	1/29/14	838,866	89,100	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
5.946%, 11/25/25	9/28/15	620,624	611,467	0.05%

(f)	Fair valued by the Adviser.

(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
CHC Helicopter SA
9.25%, 10/15/20	10.02.12	$3,554,154		$2,789,883		0.25%
CHC Helicopter SA
9.375%, 6/01/21	2/19/16	20,974		45,682		0.00%
Exide Corp.	4/30/15	141,191		243,412		0.02%
Exide Technologies Series AI
11.00%, 4/30/20	4/30/15	4,477,093		3,772,713		0.33%
Goodman Networks, Inc.
12.125%, 7/01/18	6/16/11	2,023,894		1,010,000		0.09%
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20	2/28/12	1,323,046		1,323,585		0.12%
Momentive Performance Materials, Inc.
8.875%, 10/15/20	10/11/12	– 0	–	– 0	–	0.00%
Mt. Logan Re Ltd.
(Preference Shares)	12/30/14	4,712,000		4,706,270		0.42%

(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2016.
(i)	Convertible security.
(j)	Illiquid security.
(k)	Floating Rate Security. Stated interest rate was in effect at June 30, 2016.
(l)	Variable rate coupon, rate shown as of June 30, 2016.
(m)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2016.
(n)	Defaulted matured security.
(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	IO - Interest Only
(s)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(t)	Effective prepayment date of April 2017.
(u)	One contract relates to 100 shares.
(v)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(w)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(x)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $53,468,458 and gross unrealized depreciation of investments was $(94,487,280), resulting in net unrealized depreciation of $(41,018,822).
#	The company invests on a global basis in multiple asset classes including (but not limited to) private equity debt securities, property-related assets and private equity securities including warrants and preferred stock.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DOP	-	Dominican Peso
EUR	-	Euro

GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand
Glossary:
12MTA	-	12 Month Treasury Average
ABS	-	Asset-Backed Securities
ARM	-	Adjustable Rate Mortgages
ASX	-	Australian Stock Exchange
CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MTN	-	Medium Term Note
NASDAQ	-	National Association of Securities Dealers Automated Quotations
REIT	-	Real Estate Investment Trust

Country Breakdown*

June 30, 2016 (unaudited)

70.0%	United States
5.2%	Brazil
2.9%	United Kingdom
2.2%	Canada
1.4%	Mexico
1.3%	Ireland
1.3%	Luxembourg
1.3%	France
1.2%	Dominican Republic
1.0%	Netherlands
0.8%	Switzerland
0.8%	Argentina
0.7%	Italy
8.6%	Other
1.3%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Angola, Australia, Barbados, Bermuda, Cayman Islands, Chile, Columbia, Croatia, Denmark, El Salvador, Finland, Gabon, Germany, Ghana, Guatemala, India, Indonesia, Ivory Coast, Jamaica, Kenya, Macau, New Zealand, Norway, Pakistan, Peru, Portugal, Serbia, South Africa, Spain, Sri Lanka, Trinidad & Tobago, Turkey, United Arab Emirates, Venezuela and Zambia.

AB Global High Income Fund

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$532,120,912		$11,420,542	#	$543,541,454
Governments - Treasuries		– 0	–	166,741,500		– 0	–	166,741,500
Collateralized Mortgage Obligations		– 0	–	137,765,893		5,106,744		142,872,637
Corporates - Investment Grade		– 0	–	80,787,255		317,985		81,105,240
Commercial Mortgage-Backed Securities		– 0	–	4,223,741		42,627,521		46,851,262
Emerging Markets - Sovereigns		– 0	–	43,627,083		– 0	–	43,627,083
Emerging Markets - Treasuries		– 0	–	41,845,662		– 0	–	41,845,662
Bank Loans		– 0	–	29,880,012		7,803,625		37,683,637
Emerging Markets - Corporate Bonds		– 0	–	19,394,700		201,447		19,596,147
Governments - Sovereign Bonds		– 0	–	17,305,563		– 0	–	17,305,563
Asset-Backed Securities		– 0	–	719,447		12,728,657		13,448,104
Governments - Sovereign Agencies		– 0	–	12,296,673		– 0	–	12,296,673
Whole Loan Trusts		– 0	–	– 0	–	10,585,847		10,585,847
Common Stocks		1,596,097		527,910		5,978,277	#	8,102,284
Preferred Stocks		5,935,790		1,476,450		– 0	–	7,412,240
Local Governments - Municipal Bonds		– 0	–	6,759,598		– 0	–	6,759,598
Local Governments - Regional Bonds		– 0	–	3,072,110		– 0	–	3,072,110
Quasi-Sovereigns		– 0	–	2,484,553		– 0	–	2,484,553
Inflation-Linked Securities		– 0	–	2,245,849		– 0	–	2,245,849
Warrants		117		– 0	–	310,786	#	310,903
Options Purchased - Puts		– 0	–	157,080		– 0	–	157,080
Short-Term Investments:
Time Deposits		– 0	–	7,137,483		– 0	–	7,137,483
Investment Companies		6,707,559		– 0	–	– 0	–	6,707,559
Emerging Markets - Sovereigns		– 0	–	1,376,702		– 0	–	1,376,702

Total Investments in Securities		14,239,563		1,111,946,176		97,081,431		1,223,267,170
Other Financial Instruments*:
Assets
Futures		1,991,884		98,013		– 0	–	2,089,897
Forward Currency Exchange Contracts		– 0	–	8,299,128		– 0	–	8,299,128
Centrally Cleared Credit Default Swaps		– 0	–	2,302,673		– 0	–	2,302,673
Credit Default Swaps		– 0	–	1,836,634		– 0	–	1,836,634
Total Return Swaps		– 0	–	1,770,244		– 0	–	1,770,244
Variance Swaps		– 0	–	31,369		– 0	–	31,369
Liabilities
Futures		(1,269,033)		– 0	–	– 0	–	(1,269,033)
Forward Currency Exchange Contracts		– 0	–	(4,987,719)		– 0	–	(4,987,719)
Put Options Written		– 0	–	(44,880)		– 0	–	(44,880)
Credit Default Swaptions Written		– 0	–	(125,197)		– 0	–	(125,197)
Interest Rate Swaptions Written		– 0	–	(305,647)		– 0	–	(305,647)
Currency Options Written		– 0	–	(249,516)		– 0	–	(249,516)
Centrally Cleared Credit Default Swaps		– 0	–	(296,057)		– 0	–	(296,057)
Credit Default Swaps		– 0	–	(3,503,054)		– 0	–	(3,503,054)
Variance Swaps		– 0	–	(1,104,065)		– 0	–	(1,104,065)

Total^		$14,962,414		$1,115,668,102		$97,081,431		$1,227,711,947

Investments valued at NAV**								1,935,177

Total Investments								$1,229,647,124

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
**	As of June 30, 2016, certain of the Fund’s investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#			Collateralized Mortgage Obligations		Corporates - Investment Grade		Commercial Mortgage-Backed Securities
Balance as of 3/31/16		$11,980,493		$124,373,877		$ – 0	–	$42,475,788
Accrued discounts/(premiums)		104,193		– 0	–	58		37,896
Realized gain (loss)		(78,214)		524		– 0	–	– 0	–
Change in unrealized appreciation/depreciation		(74,130)		67,273		10,310		113,837
Purchases		693,119		3,854,915		307,617		– 0	–
Sales/Paydowns		(1,204,919)		(524)		– 0	–	– 0	–
Reclassification		– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3		– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	(123,189,321)		– 0	–	– 0	–

Balance as of 6/30/16		$11,420,542		$5,106,744		$317,985		$42,627,521

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16		$(145,620)		$67,273		$10,310		$113,837

	Emerging Markets - Treasuries			Bank Loans		Emerging Markets - Corporate Bonds		Asset-Backed Securities
Balance as of 3/31/16		$6,077,589		$44,857,230		$235,021		$10,961,301
Accrued discounts/(premiums)		– 0	–	41,903		– 0	–	61,156
Realized gain (loss)		– 0	–	(39,089)		– 0	–	81,422
Change in unrealized appreciation/depreciation		– 0	–	(561,080)		(33,574)		(146,991)
Purchases		– 0	–	1,224,046		– 0	–	2,166,957
Sales/Paydowns		– 0	–	(9,972,527)		– 0	–	(395,188)
Reclassification		– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3		– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3		(6,077,589)		(27,746,858)		– 0	–	– 0	–

Balance as of 6/30/16	$	– 0	–	$7,803,625		$201,447		$12,728,657

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$	– 0	–	$(688,505)		$(33,574)		$(146,991)

	Whole Loan Trusts		Common Stocks#		Investments Companies			Warrants#
Balance as of 3/31/16	$10,442,733		$6,953,397			$1,824,328			$310,786
Accrued discounts/(premiums)	4,894		– 0	–		– 0	–		– 0	–
Realized gain (loss)	(39,237)		(4,448)			– 0	–		– 0	–
Change in unrealized appreciation/depreciation	(218,327)		(18,119)			– 0	–		– 0	–
Purchases	873,286		11			– 0	–		– 0	–
Sales/Paydowns	(477,502)		(952,564)			– 0	–		– 0	–
Reclassification	– 0	–	– 0	–		– 0	–		– 0	–
Transfers into Level 3	– 0	–	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		(1,824,328)			– 0	–

Balance as of 6/30/16	$10,585,847		$5,978,277		$	– 0	–		$310,786

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$(218,327)		$(14,362)		$	– 0	–	$	– 0	–

	Total
Balance as of 3/31/16	$260,492,543
Accrued discounts/(premiums)	250,100
Realized gain (loss)	(79,042)
Change in unrealized appreciation/depreciation	(860,801)
Purchases	9,119,951
Sales/Paydowns	(13,003,224)
Reclassification	– 0	–
Transfers into Level 3	– 0	–
Transfers out of Level 3	(158,838,096)

Balance as of 6/30/16	$97,081,431	+

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$(1,055,959)

#	The Fund held securities with zero market value during the reporting period.
+	An amount of $158,838,096 was transferred out of Level 3 into Level 2 due to an increase in observability during the reporting period.

The following represents information about significant observable inputs related to the Fund’s Level 3 investments at June 30, 2016. Securities priced (i) at net asset value, (ii) by third party vendors, or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/16			Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade		$2,841,502		Discounted Cash Flow	Clean Debt Value	51.90% – 77.3%/64.6%
					Convertible Feature Value	2.3% – 11.4%/6.9%
		$1,172,142		Market Approach	EBITDA*	$38mm/N/A
					EBITDA* Multiples	6.8X – 8.8X/7.8X
	$	– 0	–	Qualitative Assessment		$0.00/N/A
Bank Loans		$690,794		Market Approach	EBITDA* Projection	$19mm – $40mm/N/A
					EBITDA* Multiples	5X/N/A
					Scrap Value	$110mm/N/A
Whole Loan Trusts		$2,410,691		Projected Cash Flow	Level Yield	13.45%/N/A
		$1,928,372		Market Approach	Underlying NAV of Collateral	$106.45/N/A
		$1,145,628		Recovery Analysis	Delinquency Rate	<4%/N/A
		$1,414,831		Recovery Analysis	Cumulative Loss	<15%/N/A
		$1,066,626		Recovery Analysis	Delinquency Rate	<4%/N/A
		$733,767		Discounted Cash Flow	Cash Flow Yield	92.13%/N/A
		$585,832		Projected Cash Flow	Internal Rate of Return	10.63%/N/A
		$430,675		Recovery Analysis	Delinquency Rate	<5%/N/A
					Collateralization	1.1X/N/A
		$351,503		Discounted Cash Flow	Cash Flow Yield	93.88%/N/A
		$241,902		Recovery Analysis	Appraisal Value	$4,900,000/N/A
		$148,227		Recovery Analysis	Appraisal Value	$3,200,000/N/A
		$127,793		Recovery Analysis	Appraisal Value	$3,376,000/N/A
Common Stocks		$598,197		Market Approach	EBITDA*	$94mm/N/A
					EBITDA* Multiples	8.5X/N/A
		$422,532		Market Approach	EBITDA* Projection	$45mm/N/A
		$243,412		Option Pricing Model	Enterprise Value	$519mm – $603mm/N/A
					Exercise Price	$730mm – $830mm/N/A
					Years to Expiration	2.5yr – 4.5yr/N/A
					EV Volatility %	22.6% – 26.5%/N/A
					Risk Free Rate	1.09% – 1.55%/N/A
		$7,866		Market Approach	EBITDA* Projection	$376mm/N/A
					EBITDA* Multiples	11.0X/N/A
Warrants		$310,786		Option Pricing Model	Exercise Price	$6.64/N/A
					Expiration Date	June, 2019/N/A
					EV Volatility %	50.0%/N/A

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the three months ended June 30, 2016 is as follows:

Market Value March 31, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)	Dividend Income (000)
$11,127	$62,399	$66,818	$6,708	$5

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 24, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 24, 2016